UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3614

                            Rochester Fund Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2004 - December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Hospital/Health Care                                                       11.6%
--------------------------------------------------------------------------------
Tobacco Settlements                                                        10.0
--------------------------------------------------------------------------------
Electric Utilities                                                          9.1
--------------------------------------------------------------------------------
Highways/Railways                                                           8.8
--------------------------------------------------------------------------------
Airlines                                                                    7.9
--------------------------------------------------------------------------------
General Obligation                                                          6.7
--------------------------------------------------------------------------------
Adult Living Facilities                                                     5.8
--------------------------------------------------------------------------------
Multifamily Housing                                                         5.4
--------------------------------------------------------------------------------
Sales Tax Revenue                                                           4.6
--------------------------------------------------------------------------------
Higher Education                                                            4.4

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on total investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CREDIT ALLOCATION

  AAA                10.0%
  AA                 15.4
  A                  18.0
  BBB                33.2
  BB                  4.2
  B                   0.1
  CCC                 6.6
  Other Securities   12.5

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are dollar-weighted based on total investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                          9 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC. OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Rochester Fund Municipals outperformed its broad-market benchmark, the Lehman Brothers Municipal Bond Index, by a wide margin during the year ended December 31, 2004. We attribute the Fund's outperformance to our strategy of investing in a wide array of bonds that generate higher-than-average yields while diversifying risk. In comparison to the index, the Fund has a wider diversification across the credit spectrum: the Fund is underweight in general obligation bonds, and overweight in other higher-yielding bonds from such industrial sectors as tobacco, adult living facility and healthcare industries. As credit spreads narrowed in 2004, holdings in BBB-rated bonds particularly benefited the Fund; credit-sensitive bonds in several sectors, including electric utilities, higher education and manufacturing, appreciated.

      However, more importantly than price appreciation, investors were rewarded with higher income from all these positions. For example, one key source of high current income was the portfolio's inverse floaters. Yields on these securities move in opposition to short-term interest rates. Their prices, in contrast, are tied to long-term interest rates, making inverse floaters more volatile and higher yielding than shorter-term securities. As the yield curve flattened over the course of the year, the current income provided by the inverse floaters was lower than in prior years but still higher than we might have garnered from alternative investments. In addition, their prices were relatively stable.

      While typically volatile, contributions to current income were also made by the Fund's master settlement agreement (MSA) bonds (10.0% of assets at December 31). MSAs are backed by the issuing state or territory's share of the national settlement agreement with major tobacco-product manufacturers. Most carry investment-grade ratings but provide significantly higher yields than similarly rated bonds. During this period, MSA prices continued to fluctuate with news about tobacco-industry litigation.

      Through 2004, we maintained our positions in MSA bonds. In our view, the price fluctuations do not accurately reflect the industry's ability to meet obligations incurred under the Master Settlement Agreement. Furthermore, the number of lawsuits against tobacco manufacturers has decreased since 2002, and several recent court-case rulings were favorable to the industry's litigation environment. Finally, more New York MSA bonds were retired than issued in 2004, so we believe that the relative scarcity and attractive yields of MSA bonds will make them increasingly attractive to investors.

      Our holdings of airline-related bonds also outperformed from both a yield and total-return standpoint. Although rising fuel costs and pricing pressures hindered the airline industry, air traffic increased for the third consecutive year. The Fund benefited as some


                         10 | ROCHESTER FUND MUNICIPALS
previously beaten-down airline bonds rebounded while continuing to provide above-average yields.

      While our strategy of being able to invest a significant portion of the Fund's assets in unrated bonds has helped deliver high levels of tax-free income and strong total return performance over time, some individual borrowers do occasionally fail to meet their debt obligations. This was the case for five tax-exempt municipal lease bonds held by the Fund and issued by four different governmental agencies of the Commonwealth of Puerto Rico. These outcomes detracted only negligibly from the Fund's total return, demonstrating the benefit derived from diversification.

      The Fund attempts to pay dividends on Class A shares at a constant level. However there is no assurance it will be able to do so, and the dividend may be changed at any time without prior notice to shareholders. This practice did not affect the Fund's investment strategies or per share net asset values, or cause it to pay any distributions of capital.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2004. In the case of Class A shares, performance is measured over a ten-fiscal-year period. In the case of Class B and Class C shares, performance is measured from inception of the Classes on March 17, 1997. In the case of Class Y shares, performance is measured from inception of the Classes on April 28, 2000. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, the Lipper New York Municipal Debt Funds Index, and the Consumer Price Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. The Lipper New York Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper New York Municipal Debt Funds classification that invest their assets in securities exempt from taxation in New York or a city in New York. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Consumer Price Index is a non-securities index that measures changes in the inflation rate. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                         11 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Rochester Fund Municipals (Class A)
      Lipper New York Municipal Debt Funds Index
      Lehman Brothers Municipal Bond Index
      Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Rochester Fund        Lipper New York      Lehman Brothers     Consumer Price
                         Municipals (Class A)  Municipal Fund Index  Municipal Bond Index      Index
    12/31/1994                   9,525                10,000                10,000            10,000
    03/31/1995                  10,262                10,712                10,707            10,114
    06/30/1995                  10,617                10,939                10,965            10,187
    09/30/1995                  10,843                11,191                11,280            10,234
    12/31/1995                  11,297                11,722                11,746            10,254
    03/31/1996                  11,133                11,470                11,604            10,401
    06/30/1996                  11,239                11,543                11,693            10,468
    09/30/1996                  11,555                11,815                11,961            10,541
    12/31/1996                  11,903                12,086                12,266            10,595
    03/31/1997                  11,922                12,036                12,236            10,688
    06/30/1997                  12,345                12,447                12,658            10,708
    09/30/1997                  12,752                12,828                13,039            10,768
    12/31/1997                  13,117                13,194                13,393            10,775
    03/31/1998                  13,321                13,324                13,547            10,835
    06/30/1998                  13,539                13,517                13,754            10,888
    09/30/1998                  13,945                13,939                14,176            10,929
    12/31/1998                  13,973                13,958                14,261            10,949
    03/31/1999                  14,094                14,033                14,387            11,022
    06/30/1999                  13,850                13,714                14,133            11,102
    09/30/1999                  13,538                13,497                14,077            11,216
    12/31/1999                  13,203                13,266                13,968            11,242
    03/31/2000                  13,669                13,677                14,376            11,436
    06/30/2000                  13,834                13,856                14,593            11,516
    09/30/2000                  14,201                14,182                14,946            11,603
    12/31/2000                  14,778                14,879                15,600            11,623
    03/31/2001                  15,103                15,171                15,946            11,770
    06/30/2001                  15,293                15,280                16,050            11,890
    09/30/2001                  15,648                15,620                16,500            11,910
    12/31/2001                  15,538                15,473                16,399            11,804
    03/31/2002                  15,696                15,646                16,554            11,944
    06/30/2002                  16,077                16,148                17,160            12,017
    09/30/2002                  16,519                16,936                17,974            12,091
    12/31/2002                  16,386                16,869                17,974            12,084
    03/31/2003                  16,106                16,989                18,190            12,305
    06/30/2003                  16,845                17,430                18,660            12,271
    09/30/2003                  17,071                17,435                18,674            12,371
    12/31/2003                  17,716                17,705                18,929            12,311
    03/31/2004                  18,155                17,927                19,257            12,518
    06/30/2004                  17,690                17,493                18,801            12,672
    09/30/2004                  18,496                18,134                19,533            12,685
    12/31/2004                  19,002                18,337                19,778            12,712

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year 2.16%   5-Year 6.51%  10-Year 6.63%


                         12 | ROCHESTER FUND MUNICIPALS

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Rochester Fund Municipals (Class B)
      Lipper New York Municipal Debt Funds Index
      Lehman Brothers Municipal Bond Index
      Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Rochester Fund       Lipper New York       Lehman Brothers     Consumer Price
                         Municipals (Class B)  Municipal Fund Index  Municipal Bond Index     Index
    03/17/1997                  10,000                10,000                10,000            10,000
    03/31/1997                   9,951                10,000                10,000            10,000
    06/30/1997                  10,282                10,342                10,345            10,019
    09/30/1997                  10,599                10,658                10,656            10,075
    12/31/1997                  10,874                10,963                10,945            10,081
    03/31/1998                  11,019                11,071                11,072            10,138
    06/30/1998                  11,176                11,231                11,240            10,188
    09/30/1998                  11,487                11,581                11,585            10,225
    12/31/1998                  11,484                11,597                11,655            10,244
    03/31/1999                  11,560                11,659                11,758            10,313
    06/30/1999                  11,341                11,395                11,550            10,388
    09/30/1999                  11,061                11,214                11,504            10,494
    12/31/1999                  10,764                11,022                11,415            10,519
    03/31/2000                  11,120                11,364                11,749            10,700
    06/30/2000                  11,230                11,513                11,926            10,775
    09/30/2000                  11,503                11,783                12,215            10,856
    12/31/2000                  11,946                12,362                12,749            10,875
    03/31/2001                  12,182                12,605                13,032            11,013
    06/30/2001                  12,309                12,696                13,116            11,125
    09/30/2001                  12,568                12,978                13,485            11,144
    12/31/2001                  12,453                12,856                13,402            11,044
    03/31/2002                  12,553                13,000                13,529            11,175
    06/30/2002                  12,831                13,417                14,024            11,244
    09/30/2002                  13,148                14,072                14,689            11,313
    12/31/2002                  13,013                14,016                14,689            11,306
    03/31/2003                  12,779                14,116                14,866            11,513
    06/30/2003                  13,365                14,482                15,250            11,481
    09/30/2003                  13,545                14,486                15,262            11,575
    12/31/2003                  14,056                14,710                15,470            11,519
    03/31/2004                  14,405                14,895                15,738            11,713
    06/30/2004                  14,036                14,535                15,365            11,856
    09/30/2004                  14,675                15,007                15,964            11,869
    12/31/2004                  15,077                15,235                16,163            11,894

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year 1.40%   5-Year 6.32%  Since Inception (3/17/97) 5.41%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PER- FORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES
CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                         13 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Rochester Fund Municipals (Class C)
      Lipper New York Municipal Debt Funds Index
      Lehman Brothers Municipal Bond Index
      Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Rochester Fund       Lipper New York       Lehman Brothers     Consumer Price
                         Municipals (Class C)  Municipal Fund Index  Municipal Bond Index      Index
    03/17/1997                  10,000                10,000                10,000             10,000
    03/31/1997                   9,956                10,342                10,345             10,000
    06/30/1997                  10,282                10,658                10,656             10,019
    09/30/1997                  10,599                10,963                10,945             10,075
    12/31/1997                  10,880                11,071                11,072             10,081
    03/31/1998                  11,020                11,231                11,240             10,138
    06/30/1998                  11,183                11,581                11,585             10,188
    09/30/1998                  11,488                11,597                11,655             10,225
    12/31/1998                  11,486                11,659                11,758             10,244
    03/31/1999                  11,567                11,395                11,550             10,313
    06/30/1999                  11,337                11,214                11,504             10,388
    09/30/1999                  11,063                11,022                11,415             10,494
    12/31/1999                  10,760                11,364                11,749             10,519
    03/31/2000                  11,117                11,513                11,926             10,700
    06/30/2000                  11,234                11,783                12,215             10,775
    09/30/2000                  11,501                12,362                12,749             10,856
    12/31/2000                  11,951                12,605                13,032             10,875
    03/31/2001                  12,181                12,696                13,116             11,013
    06/30/2001                  12,308                12,978                13,485             11,125
    09/30/2001                  12,567                12,856                13,402             11,144
    12/31/2001                  12,451                13,000                13,529             11,044
    03/31/2002                  12,552                13,417                14,024             11,175
    06/30/2002                  12,830                14,072                14,689             11,244
    09/30/2002                  13,155                14,016                14,689             11,313
    12/31/2002                  13,020                14,116                14,866             11,306
    03/31/2003                  12,770                14,482                15,250             11,513
    06/30/2003                  13,328                14,486                15,262             11,481
    09/30/2003                  13,478                14,710                15,470             11,575
    12/31/2003                  13,949                14,895                15,738             11,519
    03/31/2004                  14,273                14,535                15,365             11,713
    06/30/2004                  13,877                15,007                15,964             11,856
    09/30/2004                  14,479                15,235                16,163             11,869
    12/31/2004                  14,842                15,235                16,163             11,894

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year 5.40%   5-Year 6.65%  Since Inception (3/17/97) 5.20%


                         14 | ROCHESTER FUND MUNICIPALS

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Rochester Fund Municipals (Class Y)
      Lipper New York Municipal Debt Funds Index
      Lehman Brothers Municipal Bond Index
      Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Rochester Fund       Lipper New York       Lehman Brothers     Consumer Price
                         Municipals (Class Y)  Municipal Fund Index  Municipal Bond Index      Index
    04/28/2000                  10,000                10,000                10,000             10,000
    06/30/2000                  10,197                10,210                10,212             10,064
    09/30/2000                  10,470                10,450                10,459             10,140
    12/31/2000                  10,897                10,964                10,916             10,158
    03/31/2001                  11,139                11,179                11,158             10,286
    06/30/2001                  11,283                11,260                11,231             10,391
    09/30/2001                  11,547                11,510                11,546             10,409
    12/31/2001                  11,469                11,402                11,475             10,315
    03/31/2002                  11,589                11,529                11,584             10,438
    06/30/2002                  11,877                11,899                12,007             10,502
    09/30/2002                  12,197                12,480                12,578             10,566
    12/31/2002                  12,108                12,431                12,578             10,560
    03/31/2003                  11,904                12,519                12,729             10,753
    06/30/2003                  12,454                12,844                13,057             10,724
    09/30/2003                  12,624                12,847                13,067             10,811
    12/31/2003                  13,096                13,046                13,246             10,759
    03/31/2004                  13,433                13,210                13,475             10,940
    06/30/2004                  13,095                12,891                13,156             11,074
    09/30/2004                  13,698                13,362                13,668             11,086
    12/31/2004                  14,078                13,512                13,839             11,109

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year 7.50%   5-Year N/A    Since Inception (4/28/00) 7.59%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PER- FORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES
CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                         15 | ROCHESTER FUND MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 5/15/86. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/28/00. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         16 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         17 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING     ENDING           EXPENSES
                             ACCOUNT       ACCOUNT          PAID DURING
                             VALUE         VALUE            6 MONTHS ENDED
                             (7/1/04)      (12/31/04)       DECEMBER 31, 2004
--------------------------------------------------------------------------------
Class A Actual               $ 1,000.00    $ 1,074.10       $ 3.76
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00      1,021.52         3.67
--------------------------------------------------------------------------------
Class B Actual                 1,000.00      1,070.10         8.36
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00      1,017.09         8.14
--------------------------------------------------------------------------------
Class C Actual                 1,000.00      1,069.60         8.30
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00      1,017.14         8.09
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00      1,075.20         2.82
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00      1,022.42         2.75

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2004 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            0.72%
----------------------------
Class B            1.60
----------------------------
Class C            1.59
----------------------------
Class Y            0.54
--------------------------------------------------------------------------------


                         18 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--100.4%
------------------------------------------------------------------------------------------------------------
NEW YORK--87.7%
$     125,000    Albany County Airport Authority                     5.500%      12/15/2019  $       134,675
------------------------------------------------------------------------------------------------------------
      635,000    Albany County IDA (Albany College of Pharmacy)      5.375       12/01/2024          658,692
------------------------------------------------------------------------------------------------------------
    1,700,000    Albany County IDA (Albany College of Pharmacy)      5.625       12/01/2034        1,771,264
------------------------------------------------------------------------------------------------------------
      885,000    Albany Hsg. Authority (Lark Drive)                  5.500       12/01/2028          910,975
------------------------------------------------------------------------------------------------------------
    1,420,000    Albany IDA (Albany Medical Center)                  6.000       05/01/2019        1,437,736
------------------------------------------------------------------------------------------------------------
    2,460,000    Albany IDA (Albany Medical Center)                  6.000       05/01/2029        2,387,233
------------------------------------------------------------------------------------------------------------
      400,000    Albany IDA (Albany Municipal Golf Course
                 Clubhouse)                                          7.500       05/01/2012          404,864
------------------------------------------------------------------------------------------------------------
      915,000    Albany IDA (Albany Rehab.)                          8.375       06/01/2023          953,759
------------------------------------------------------------------------------------------------------------
    4,005,000    Albany IDA (Charitable Leadership)                  5.750       07/01/2026        4,125,671
------------------------------------------------------------------------------------------------------------
    3,730,000    Albany IDA (Daughters of Sarah Nursing Home)        5.375       10/20/2030        3,966,258
------------------------------------------------------------------------------------------------------------
    2,750,000    Albany IDA (Hampton Plaza)                          6.250       03/15/2018        2,822,518
------------------------------------------------------------------------------------------------------------
    1,610,000    Albany IDA (MARA Mansion Rehab.)                    6.500       02/01/2023        1,612,125
------------------------------------------------------------------------------------------------------------
    1,285,000    Albany IDA (Sage Colleges)                          5.250       04/01/2019        1,321,635
------------------------------------------------------------------------------------------------------------
    1,760,000    Albany IDA (Sage Colleges)                          5.300       04/01/2029        1,777,653
------------------------------------------------------------------------------------------------------------
      125,000    Albany IDA (University Heights-Albany Pharmacy)     6.750       12/01/2029          149,799
------------------------------------------------------------------------------------------------------------
    1,770,000    Albany Parking Authority                            0.000 1     11/01/2017          955,393
------------------------------------------------------------------------------------------------------------
    2,510,000    Albany Parking Authority                            5.625       07/15/2020        2,699,681
------------------------------------------------------------------------------------------------------------
    2,000,000    Albany Parking Authority                            5.625       07/15/2025        2,124,740
------------------------------------------------------------------------------------------------------------
    5,700,000    Allegany County IDA (Houghton College)              5.250       01/15/2024        5,841,246
------------------------------------------------------------------------------------------------------------
      920,000    Amherst IDA (Asbury Pointe)                         5.800       02/01/2015          920,147
------------------------------------------------------------------------------------------------------------
       10,000    Amherst IDA (Asbury Pointe)                         6.000       02/01/2023            9,986
------------------------------------------------------------------------------------------------------------
    3,000,000    Amherst IDA (Asbury Pointe)                         6.000       02/01/2029        3,027,930
------------------------------------------------------------------------------------------------------------
    2,880,000    Amherst IDA (Daemen College)                        6.000       10/01/2021        3,057,725
------------------------------------------------------------------------------------------------------------
   10,055,000    Amherst IDA (Daemen College)                        6.125       10/01/2031       10,531,305
------------------------------------------------------------------------------------------------------------
    3,000,000    Appleridge Retirement Community                     5.750       09/01/2041        3,298,440
------------------------------------------------------------------------------------------------------------
      800,000    Babylon IDA (WWH Ambulance)                         7.375       09/15/2008          815,192
------------------------------------------------------------------------------------------------------------
      700,000    Battery Park City Authority                        10.000       06/01/2023          717,934
------------------------------------------------------------------------------------------------------------
      370,000    Bethany Retirement Home                             7.450       02/01/2024          378,965
------------------------------------------------------------------------------------------------------------
      810,000    Bethlehem Water System                              5.250       03/01/2018          875,707
------------------------------------------------------------------------------------------------------------
      855,000    Bethlehem Water System                              5.375       03/01/2019          931,001
------------------------------------------------------------------------------------------------------------
      905,000    Bethlehem Water System                              5.375       03/01/2020          981,862
------------------------------------------------------------------------------------------------------------
      955,000    Bethlehem Water System                              5.500       03/01/2021        1,042,898
------------------------------------------------------------------------------------------------------------
      505,000    Bethlehem Water System                              5.500       03/01/2022          549,879
------------------------------------------------------------------------------------------------------------
    1,065,000    Blauvelt Volunteer Fire Company                     6.250       10/15/2017        1,051,336
------------------------------------------------------------------------------------------------------------
      900,000    Bleeker Terrace HDC                                 8.750       07/01/2007          907,407
------------------------------------------------------------------------------------------------------------
      580,000    Brookhaven IDA (Brookhaven Memorial Hospital)       8.250       11/15/2030          610,792
------------------------------------------------------------------------------------------------------------
    6,830,000    Brookhaven IDA (Dowling College)                    6.750       03/01/2023        6,830,956
------------------------------------------------------------------------------------------------------------
    1,250,000    Brookhaven IDA (St. Joseph's College)               6.000       12/01/2020        1,313,563
------------------------------------------------------------------------------------------------------------
    2,425,000    Brookhaven IDA (Stony Brook Foundation)             6.500       11/01/2020        2,555,465
------------------------------------------------------------------------------------------------------------
    3,030,000    Broome County IDA (University Plaza)                5.000       08/01/2036        3,041,999


                         19 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,000,000    Broome County IDA (University Plaza)                5.100%      08/01/2030  $     1,006,970
------------------------------------------------------------------------------------------------------------
    1,250,000    Broome County IDA (University Plaza)                5.100       08/01/2036        1,255,688
------------------------------------------------------------------------------------------------------------
    3,000,000    Broome County IDA (University Plaza)                5.200       08/01/2030        3,040,560
------------------------------------------------------------------------------------------------------------
    4,450,000    Broome County IDA (University Plaza)                5.200       08/01/2036        4,498,016
------------------------------------------------------------------------------------------------------------
    1,000,000    Canton Human Services Initiatives                   5.700       09/01/2024        1,071,990
------------------------------------------------------------------------------------------------------------
    1,260,000    Canton Human Services Initiatives                   5.750       09/01/2032        1,328,884
------------------------------------------------------------------------------------------------------------
      600,000    Capital District Youth Center                       6.000       02/01/2017          633,852
------------------------------------------------------------------------------------------------------------
      500,000    Carnegie Redevelopment Corp. 2                      7.000       09/01/2021          501,350
------------------------------------------------------------------------------------------------------------
      570,000    Cattaraugus County IDA
                 (Jamestown Community College)                       6.400       07/01/2019          623,717
------------------------------------------------------------------------------------------------------------
    1,000,000    Cattaraugus County IDA
                 (Jamestown Community College)                       6.500       07/01/2030        1,077,820
------------------------------------------------------------------------------------------------------------
    4,295,000    Cattaraugus County IDA (Olean General Hospital)     5.250       08/01/2023        4,461,990
------------------------------------------------------------------------------------------------------------
    1,465,000    Cattaraugus County IDA (St. Bonaventure
                 University)                                         5.450       09/15/2019        1,522,501
------------------------------------------------------------------------------------------------------------
    2,900,000    Chautauqua County IDA
                 (Jamestown Community College)                       5.250       08/01/2028        2,992,481
------------------------------------------------------------------------------------------------------------
      825,000    Chautauqua County IDA (Jamestown Devel. Corp.)      7.125       11/01/2008          856,556
------------------------------------------------------------------------------------------------------------
    3,395,000    Chautauqua County IDA (Jamestown Devel. Corp.)      7.125       11/01/2018        3,531,004
------------------------------------------------------------------------------------------------------------
    2,500,000    Chemung County IDA (Arnot Ogden Medical Center)     5.000       11/01/2029        2,518,475
------------------------------------------------------------------------------------------------------------
      915,000    Chemung County IDA (Arnot Ogden Medical Center)     5.000       11/01/2029          921,762
------------------------------------------------------------------------------------------------------------
    1,000,000    Chemung County IDA (Arnot Ogden Medical Center)     5.000       11/01/2034        1,002,410
------------------------------------------------------------------------------------------------------------
    1,455,000    Chemung County IDA (Arnot Ogden Medical Center)     5.000       11/01/2034        1,458,507
------------------------------------------------------------------------------------------------------------
    1,290,000    Chemung County IDA (Hathorn Redevel. Company)       4.850       07/01/2023        1,307,944
------------------------------------------------------------------------------------------------------------
    1,515,000    Chemung County IDA (Hathorn Redevel. Company)       5.000       07/01/2033        1,524,681
------------------------------------------------------------------------------------------------------------
    6,880,000    Chemung County IDA (St. Joseph's Hospital)          6.000       01/01/2013        6,508,205
------------------------------------------------------------------------------------------------------------
    7,060,000    Chemung County IDA (St. Joseph's Hospital)          6.350       01/01/2013        6,828,503
------------------------------------------------------------------------------------------------------------
    4,910,000    Chemung County IDA (St. Joseph's Hospital)          6.500       01/01/2019        4,634,696
------------------------------------------------------------------------------------------------------------
    1,960,000    Clifton Springs Hospital & Clinic                   7.650       01/01/2012        1,986,127
------------------------------------------------------------------------------------------------------------
    3,065,000    Clifton Springs Hospital & Clinic                   8.000       01/01/2020        3,093,811
------------------------------------------------------------------------------------------------------------
       35,000    Cohoes GO                                           6.200       03/15/2012           36,891
------------------------------------------------------------------------------------------------------------
       25,000    Cohoes GO                                           6.200       03/15/2013           26,249
------------------------------------------------------------------------------------------------------------
       25,000    Cohoes GO                                           6.250       03/15/2014           26,169
------------------------------------------------------------------------------------------------------------
       25,000    Cohoes GO                                           6.250       03/15/2015           26,121
------------------------------------------------------------------------------------------------------------
       25,000    Cohoes GO                                           6.250       03/15/2016           26,072
------------------------------------------------------------------------------------------------------------
    1,855,000    Columbia County IDA (Berkshire Farms)               7.500       12/15/2014        1,914,453
------------------------------------------------------------------------------------------------------------
    3,300,000    Corinth IDA (International Paper Company)           5.750       02/01/2022        3,426,093
------------------------------------------------------------------------------------------------------------
    5,370,000    Cortland County IDA (Cortland Memorial Hospital)    5.250       07/01/2032        5,563,589
------------------------------------------------------------------------------------------------------------
      155,000    Dutchess County IDA
                 (Astor Learning Center Civic Facility)              5.150       11/01/2024          161,657
------------------------------------------------------------------------------------------------------------
      120,000    Dutchess County IDA (Bard College)                  5.750       08/01/2030          128,669
------------------------------------------------------------------------------------------------------------
    3,500,000    Dutchess County IDA (Bard College)                  7.000       11/01/2017        3,548,090
------------------------------------------------------------------------------------------------------------
    1,000,000    Dutchess County IDA (St. Francis Hospital)          7.500       03/01/2029          998,630


                         20 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,505,000    Dutchess County IDA (Vassar Brothers Hospital)      6.500%      04/01/2020  $     2,736,312
------------------------------------------------------------------------------------------------------------
    5,615,000    Dutchess County IDA (Vassar Brothers Hospital)      6.500       04/01/2030        6,065,435
------------------------------------------------------------------------------------------------------------
       25,000    Dutchess County IDA (Vassar College)                5.350       09/01/2040           26,224
------------------------------------------------------------------------------------------------------------
    1,000,000    Dutchess County Water & Wastewater Authority        0.000 1     06/01/2027          335,260
------------------------------------------------------------------------------------------------------------
    3,350,000    East Rochester Hsg. Authority (Episcopal
                 Senior Hsg.)                                        7.750       10/01/2032        3,362,027
------------------------------------------------------------------------------------------------------------
    1,355,000    East Rochester Hsg. Authority (Gates
                 Senior Hsg.)                                        6.125       04/20/2043        1,499,511
------------------------------------------------------------------------------------------------------------
    1,400,000    East Rochester Hsg. Authority
                 (Genesee Valley Nursing Home)                       5.200       12/20/2024        1,487,402
------------------------------------------------------------------------------------------------------------
    2,665,000    East Rochester Hsg. Authority
                 (Jefferson Park Apartments)                         6.750       03/01/2030        2,566,848
------------------------------------------------------------------------------------------------------------
    2,000,000    East Rochester Hsg. Authority (Linden Knoll)        5.350       02/01/2038        2,026,600
------------------------------------------------------------------------------------------------------------
    4,095,000    East Rochester Hsg. Authority (St. John's
                 Meadows)                                            5.950       08/01/2027        4,270,594
------------------------------------------------------------------------------------------------------------
      525,000    Erie County IDA (Air Cargo)                         8.250       10/01/2007          526,979
------------------------------------------------------------------------------------------------------------
    2,380,000    Erie County IDA (Air Cargo)                         8.500       10/01/2015        2,390,282
------------------------------------------------------------------------------------------------------------
    1,760,000    Erie County IDA (DePaul Properties)                 5.750       09/01/2028        1,384,821
------------------------------------------------------------------------------------------------------------
    3,055,000    Erie County IDA (DePaul Properties)                 6.500       09/01/2018        2,869,287
------------------------------------------------------------------------------------------------------------
   11,310,000    Erie County IDA (Medaille College)                  7.625       04/01/2035       11,675,879
------------------------------------------------------------------------------------------------------------
    3,515,000    Erie County IDA (Medaille College)                  8.250       11/01/2026        3,680,170
------------------------------------------------------------------------------------------------------------
    2,340,000    Erie County IDA (Mercy Hospital)                    6.250       06/01/2010        2,222,485
------------------------------------------------------------------------------------------------------------
       25,000    Erie County IDA (The Episcopal Church Home)         5.875       02/01/2018           25,743
------------------------------------------------------------------------------------------------------------
    9,600,000    Erie County IDA (The Episcopal Church Home)         6.000       02/01/2028        9,819,648
------------------------------------------------------------------------------------------------------------
      620,000    Erie County Tobacco Asset Securitization Corp.      6.125       07/15/2030          600,563
------------------------------------------------------------------------------------------------------------
   10,560,000    Erie County Tobacco Asset Securitization Corp.      6.250       07/15/2040       10,302,442
------------------------------------------------------------------------------------------------------------
       90,000    Erie County Tobacco Asset Securitization Corp.      6.500       07/15/2032           90,234
------------------------------------------------------------------------------------------------------------
   10,120,000    Erie County Tobacco Asset Securitization
                 Corp. RITES 2                                       9.519 3     07/15/2040        9,626,245
------------------------------------------------------------------------------------------------------------
   22,440,000    Erie County Tobacco Asset Securitization
                 Corp. RITES 2                                      10.519 3     07/15/2040       23,326,829
------------------------------------------------------------------------------------------------------------
    4,440,000    Essex County IDA (International Paper Company)      5.200       03/01/2028        4,430,765
------------------------------------------------------------------------------------------------------------
    1,850,000    Essex County IDA (International Paper Company)      5.500       08/15/2022        1,878,897
------------------------------------------------------------------------------------------------------------
    1,625,000    Essex County IDA (International Paper Company)      5.500       10/01/2026        1,643,753
------------------------------------------------------------------------------------------------------------
      310,000    Essex County IDA (International Paper Company)      5.800       12/01/2019          319,895
------------------------------------------------------------------------------------------------------------
    2,300,000    Essex County IDA (International Paper Company)      6.450       11/15/2023        2,487,473
------------------------------------------------------------------------------------------------------------
    5,000,000    Essex County IDA (Moses Ludington Nursing Home)     6.375       02/01/2050        5,545,400
------------------------------------------------------------------------------------------------------------
      225,000    Essex County IDA (Moses Ludington Nursing Home)     9.000       02/01/2008          227,212
------------------------------------------------------------------------------------------------------------
    5,680,000    Franklin County IDA (Adirondack Medical Center)     5.500       12/01/2029        6,002,056
------------------------------------------------------------------------------------------------------------
      430,000    Glen Cove IDA (SLCD)                                6.875       07/01/2008          431,810
------------------------------------------------------------------------------------------------------------
    3,775,000    Glen Cove IDA (SLCD)                                7.375       07/01/2023        3,891,270
------------------------------------------------------------------------------------------------------------
    1,355,000    Green Island Power Authority                        5.125       12/15/2024        1,367,588
------------------------------------------------------------------------------------------------------------
    2,795,000    Green Island Power Authority                        6.000       12/15/2020        2,966,166
------------------------------------------------------------------------------------------------------------
    1,695,000    Green Island Power Authority                        6.000       12/15/2025        1,767,241
------------------------------------------------------------------------------------------------------------
      840,000    Hempstead GO                                        5.000       07/01/2020          859,782
------------------------------------------------------------------------------------------------------------
    1,025,000    Hempstead GO                                        5.000       07/01/2021        1,044,803
------------------------------------------------------------------------------------------------------------
    1,270,000    Hempstead GO                                        5.000       07/01/2022        1,292,111


                         21 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,500,000    Hempstead IDA (Adelphi University)                  5.500%      06/01/2032  $     2,661,100
------------------------------------------------------------------------------------------------------------
    3,735,000    Hempstead IDA (Bristal Gardens)                     7.500       05/01/2046        3,732,498
------------------------------------------------------------------------------------------------------------
    5,175,000    Hempstead IDA (Bristal Gardens)                     7.500       05/01/2046        5,255,678
------------------------------------------------------------------------------------------------------------
    5,175,000    Hempstead IDA (Bristal Gardens)                     7.500       05/01/2046        5,213,502
------------------------------------------------------------------------------------------------------------
    7,250,000    Hempstead IDA (Bristal Gardens) 6                   7.500       05/01/2046        7,363,028
------------------------------------------------------------------------------------------------------------
      345,000    Hempstead IDA (Dentaco Corp.)                       7.250       11/01/2012          352,880
------------------------------------------------------------------------------------------------------------
    1,270,000    Hempstead IDA (Dentaco Corp.)                       8.250       11/01/2025        1,321,041
------------------------------------------------------------------------------------------------------------
    4,140,000    Hempstead IDA (Engel Burman Senior Hsg.)            6.250       11/01/2010        4,148,528
------------------------------------------------------------------------------------------------------------
   18,825,000    Hempstead IDA (Engel Burman Senior Hsg.)            6.750       11/01/2024       18,869,427
------------------------------------------------------------------------------------------------------------
    2,435,000    Hempstead IDA (Franklin Hospital
                 Medical Center)                                     5.750       11/01/2008        2,409,286
------------------------------------------------------------------------------------------------------------
    9,375,000    Hempstead IDA (Franklin Hospital
                 Medical Center)                                     6.375       11/01/2018        9,134,813
------------------------------------------------------------------------------------------------------------
    9,540,000    Hempstead IDA (Franklin Hospital
                 Medical Center)                                     7.750       11/01/2022       10,214,096
------------------------------------------------------------------------------------------------------------
    2,500,000    Hempstead IDA (Hungry Harbor Associates)            8.000       05/01/2044        2,548,025
------------------------------------------------------------------------------------------------------------
    5,700,000    Hempstead IDA (Hungry Harbor Associates)            8.000       05/01/2044        5,700,798
------------------------------------------------------------------------------------------------------------
    4,770,000    Hempstead IDA (Hungry Harbor Associates)            8.000       05/01/2044        4,861,632
------------------------------------------------------------------------------------------------------------
   12,530,000    Hempstead IDA (Hungry Harbor Associates)            8.000       05/01/2044       12,770,701
------------------------------------------------------------------------------------------------------------
    6,355,000    Hempstead IDA (South Shore Y JCC)                   6.750       11/01/2024        6,384,869
------------------------------------------------------------------------------------------------------------
    8,110,000    Herkimer County IDA (Burrows Paper) 2               8.000       01/01/2009        7,982,105
------------------------------------------------------------------------------------------------------------
    1,285,000    Herkimer County IDA (College Foundation)            6.400       11/01/2020        1,376,299
------------------------------------------------------------------------------------------------------------
    2,000,000    Herkimer County IDA (College Foundation)            6.500       11/01/2030        2,102,980
------------------------------------------------------------------------------------------------------------
    1,000,000    Herkimer County IDA
                 (Herkimer County College Foundation)                6.250       08/01/2034        1,048,830
------------------------------------------------------------------------------------------------------------
      295,000    Herkimer Hsg. Authority                             7.150       03/01/2011          297,882
------------------------------------------------------------------------------------------------------------
      990,000    Hudson IDA (Have, Inc.)                             8.125       12/01/2017          992,732
------------------------------------------------------------------------------------------------------------
    1,255,000    Hudson IDA (Hudson Fabrics)                         6.750       11/01/2024        1,263,785
------------------------------------------------------------------------------------------------------------
      145,000    Huntington Hsg. Authority (GJSR)                    5.875       05/01/2019          142,441
------------------------------------------------------------------------------------------------------------
    1,000,000    Huntington Hsg. Authority (GJSR)                    6.000       05/01/2029          970,420
------------------------------------------------------------------------------------------------------------
    8,500,000    Huntington Hsg. Authority (GJSR)                    6.000       05/01/2039        8,119,540
------------------------------------------------------------------------------------------------------------
      845,000    Islip IDA (Leeway School)                           9.000       08/01/2021          846,318
------------------------------------------------------------------------------------------------------------
   19,065,000    Islip IDA (Southside Hospital Civic Facilities)     7.750       12/01/2022       20,149,417
------------------------------------------------------------------------------------------------------------
    1,315,000    Islip Res Rec, Series E                             5.750       07/01/2021        1,463,043
------------------------------------------------------------------------------------------------------------
    1,000,000    Islip Res Rec, Series E                             5.750       07/01/2023        1,106,820
------------------------------------------------------------------------------------------------------------
    3,000,000    Kenmore Hsg. Authority (SUNY at Buffalo)            5.500       08/01/2024        3,202,110
------------------------------------------------------------------------------------------------------------
    3,000,000    L.I. Power Authority                                5.750       12/01/2024        3,283,170
------------------------------------------------------------------------------------------------------------
    7,905,000    L.I. Power Authority RITES 2                       12.697 3     12/01/2022       10,238,872
------------------------------------------------------------------------------------------------------------
   21,000,000    L.I. Power Authority RITES 2                       12.698 3     12/01/2022       27,200,040
------------------------------------------------------------------------------------------------------------
    3,750,000    L.I. Power Authority RITES 2                       13.162 3     12/01/2026        4,766,250
------------------------------------------------------------------------------------------------------------
    2,915,000    L.I. Power Authority RITES 2                       13.242 3     09/01/2028        3,665,671
------------------------------------------------------------------------------------------------------------
   24,130,000    L.I. Power Authority, Series A                      5.125       09/01/2029       24,716,600
------------------------------------------------------------------------------------------------------------
   44,530,000    L.I. Power Authority, Series A                      5.375       09/01/2025       47,502,378
------------------------------------------------------------------------------------------------------------
   86,300,000    L.I. Power Authority, Series L                      5.375       05/01/2033       89,764,945


                         22 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     100,000    Lowville GO                                         7.200%      09/15/2012  $       123,522
------------------------------------------------------------------------------------------------------------
      100,000    Lowville GO                                         7.200       09/15/2013          124,514
------------------------------------------------------------------------------------------------------------
      100,000    Lowville GO                                         7.200       09/15/2014          125,899
------------------------------------------------------------------------------------------------------------
    3,830,000    Lyons Community Health Initiatives Corp.            5.550       09/01/2024        4,012,193
------------------------------------------------------------------------------------------------------------
    4,410,000    Macleay Hsg. Corp. (Larchmont Woods)                8.500       01/01/2031        4,460,274
------------------------------------------------------------------------------------------------------------
    1,290,000    Madison County IDA (Oneida Healthcare Center)       5.300       02/01/2021        1,365,401
------------------------------------------------------------------------------------------------------------
    5,500,000    Madison County IDA (Oneida Healthcare Center)       5.350       02/01/2031        5,736,170
------------------------------------------------------------------------------------------------------------
       60,000    Middleton IDA (Flanagan Design & Display)           7.000       11/01/2006           61,273
------------------------------------------------------------------------------------------------------------
      690,000    Middleton IDA (Flanagan Design & Display)           7.500       11/01/2018          721,588
------------------------------------------------------------------------------------------------------------
    3,955,000    Middletown IDA (Southwinds Retirement Home)         6.375       03/01/2018        3,711,807
------------------------------------------------------------------------------------------------------------
      375,000    Middletown IDA (YMCA)                               6.250       11/01/2009          357,968
------------------------------------------------------------------------------------------------------------
    1,255,000    Middletown IDA (YMCA)                               7.000       11/01/2019        1,140,632
------------------------------------------------------------------------------------------------------------
      270,000    Monroe County COP                                   8.050       01/01/2011          282,299
------------------------------------------------------------------------------------------------------------
      780,000    Monroe County IDA (Canal Ponds)                     7.000       06/15/2013          795,288
------------------------------------------------------------------------------------------------------------
       50,000    Monroe County IDA (Cloverwood Senior Living)        6.750       05/01/2023           44,078
------------------------------------------------------------------------------------------------------------
    1,395,390    Monroe County IDA (Cottrone Devel.)                 9.500       12/01/2010        1,413,823
------------------------------------------------------------------------------------------------------------
      950,000    Monroe County IDA (Dayton Rogers Manufacturing)     6.100       12/01/2009          912,095
------------------------------------------------------------------------------------------------------------
    2,545,000    Monroe County IDA (DePaul Community Facilities)     5.875       02/01/2028        2,136,019
------------------------------------------------------------------------------------------------------------
    5,545,000    Monroe County IDA (DePaul Community Facilities)     5.950       08/01/2028        4,947,138
------------------------------------------------------------------------------------------------------------
      880,000    Monroe County IDA (DePaul Community Facilities)     6.450       02/01/2014          891,722
------------------------------------------------------------------------------------------------------------
    1,285,000    Monroe County IDA (DePaul Community Facilities)     6.500       02/01/2024        1,300,536
------------------------------------------------------------------------------------------------------------
    4,485,000    Monroe County IDA (DePaul Properties)               6.150       09/01/2021        4,068,702
------------------------------------------------------------------------------------------------------------
    1,000,000    Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)              6.875       04/01/2017        1,037,580
------------------------------------------------------------------------------------------------------------
    5,005,000    Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)              6.875       04/01/2027        5,174,119
------------------------------------------------------------------------------------------------------------
      190,000    Monroe County IDA (Machine Tool Research)           7.750       12/01/2006          188,573
------------------------------------------------------------------------------------------------------------
      600,000    Monroe County IDA (Machine Tool Research)           8.000       12/01/2011          589,116
------------------------------------------------------------------------------------------------------------
      300,000    Monroe County IDA (Machine Tool Research)           8.500       12/01/2013          292,617
------------------------------------------------------------------------------------------------------------
      820,000    Monroe County IDA (Melles Griot)                    9.500       12/01/2009          830,004
------------------------------------------------------------------------------------------------------------
    1,136,000    Monroe County IDA (Morrell/Morrell)                 7.000       12/01/2007        1,136,216
------------------------------------------------------------------------------------------------------------
    4,330,000    Monroe County IDA (Piano Works)                     7.625       11/01/2016        4,454,964
------------------------------------------------------------------------------------------------------------
    2,890,000    Monroe County IDA (Rochester Institute of
                 Technology)                                         5.375       04/01/2029        2,826,536
------------------------------------------------------------------------------------------------------------
    1,000,000    Monroe County IDA (Southview Towers)                6.125       02/01/2020        1,099,920
------------------------------------------------------------------------------------------------------------
    1,465,000    Monroe County IDA (St. John Fisher College)         5.200       06/01/2019        1,574,113
------------------------------------------------------------------------------------------------------------
    2,190,000    Monroe County IDA (St. John Fisher College)         5.250       06/01/2026        2,312,574
------------------------------------------------------------------------------------------------------------
    3,075,000    Monroe County IDA (St. John Fisher College)         5.375       06/01/2024        3,255,626
------------------------------------------------------------------------------------------------------------
      970,000    Monroe County IDA (Volunteers of America)           5.700       08/01/2018          977,314
------------------------------------------------------------------------------------------------------------
    2,720,000    Monroe County IDA (Volunteers of America)           5.750       08/01/2028        2,627,302
------------------------------------------------------------------------------------------------------------
      345,000    Monroe County IDA (West End Business)               8.000       12/01/2014          351,652
------------------------------------------------------------------------------------------------------------
      170,000    Monroe County IDA (West End Business)               8.000       12/01/2014          173,278
------------------------------------------------------------------------------------------------------------
      515,000    Monroe County IDA (West End Business)               8.000       12/01/2014          525,769


                         23 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,375,000    Monroe County IDA (West End Business)               8.000%      12/01/2014  $     1,407,354
------------------------------------------------------------------------------------------------------------
   12,000,000    Monroe County IDA (Woodlawn Village)                8.550       11/15/2032       13,114,560
------------------------------------------------------------------------------------------------------------
   16,285,000    Monroe County Tobacco Asset Securitization Corp.    6.375       06/01/2035       16,229,631
------------------------------------------------------------------------------------------------------------
    3,000,000    Monroe County Tobacco Asset Securitization
                 Corp. Fixed Receipts                                6.600       06/01/2042        3,027,030
------------------------------------------------------------------------------------------------------------
   15,000,000    Monroe County Tobacco Asset Securitization
                 Corp. RITES 2                                       9.769 3     06/01/2035       14,898,150
------------------------------------------------------------------------------------------------------------
    6,870,000    Monroe County Tobacco Asset Securitization
                 Corp. RITES 2                                      10.384 3     06/01/2042        6,993,729
------------------------------------------------------------------------------------------------------------
    9,000,000    Monroe County Tobacco Asset Securitization
                 Corp. RITES 2                                      14.258 3     06/01/2042        9,243,180
------------------------------------------------------------------------------------------------------------
    2,160,000    Monroe Newpower Corp.                               5.500       01/01/2034        2,232,166
------------------------------------------------------------------------------------------------------------
      580,000    Monroe Newpower Corp.                               5.625       01/01/2026          611,993
------------------------------------------------------------------------------------------------------------
    5,860,000    Montgomery County IDA (ASMF) 2,4,5                  7.250       01/15/2019          580,140
------------------------------------------------------------------------------------------------------------
      500,000    Mount Vernon IDA (Kings Court)                      5.200       12/01/2033          501,505
------------------------------------------------------------------------------------------------------------
    3,275,000    Mount Vernon IDA (Macedonia Towers)                 5.200       12/01/2033        3,284,858
------------------------------------------------------------------------------------------------------------
    2,295,000    Mount Vernon IDA (Meadowview)                       6.150       06/01/2019        2,327,589
------------------------------------------------------------------------------------------------------------
    2,600,000    Mount Vernon IDA (Meadowview)                       6.200       06/01/2029        2,629,120
------------------------------------------------------------------------------------------------------------
   14,200,000    MTA RITES 2                                        12.162 3     11/15/2025       16,693,804
------------------------------------------------------------------------------------------------------------
    1,910,000    MTA RITES 2                                        12.162 3     11/15/2028        2,142,600
------------------------------------------------------------------------------------------------------------
   10,000,000    MTA RITES 2                                        12.162 3     11/15/2030       11,057,800
------------------------------------------------------------------------------------------------------------
    5,000,000    MTA RITES 2                                        12.162 3     11/15/2030        5,528,900
------------------------------------------------------------------------------------------------------------
    2,890,000    MTA RITES 2                                        12.162 3     11/15/2030        3,195,704
------------------------------------------------------------------------------------------------------------
    7,500,000    MTA RITES 2                                        12.162 3     11/15/2031        8,273,550
------------------------------------------------------------------------------------------------------------
    2,125,000    MTA RITES 2                                        12.162 3     11/15/2032        2,338,478
------------------------------------------------------------------------------------------------------------
    2,220,000    MTA Service Contract RITES 2                       12.662 3     01/01/2024        2,641,933
------------------------------------------------------------------------------------------------------------
   20,000,000    MTA Service Contract, Series A                      5.125       01/01/2024       20,950,400
------------------------------------------------------------------------------------------------------------
  136,550,000    MTA Service Contract, Series A                      5.125       01/01/2029      140,486,737
------------------------------------------------------------------------------------------------------------
   20,000,000    MTA Service Contract, Series A                      5.750       07/01/2031       22,631,800
------------------------------------------------------------------------------------------------------------
   33,275,000    MTA Service Contract, Series B                      5.250       01/01/2031       34,795,002
------------------------------------------------------------------------------------------------------------
   42,295,000    MTA, Series A                                       5.125       11/15/2031       43,368,870
------------------------------------------------------------------------------------------------------------
   20,000,000    MTA, Series B                                       5.250       11/15/2032       20,827,800
------------------------------------------------------------------------------------------------------------
   34,755,000    MTA, Series E                                       5.250       11/15/2031       36,082,293
------------------------------------------------------------------------------------------------------------
      802,824    Municipal Assistance Corp. for Troy, NY             0.000 1     07/15/2021          383,019
------------------------------------------------------------------------------------------------------------
    1,218,573    Municipal Assistance Corp. for Troy, NY             0.000 1     01/15/2022          562,859
------------------------------------------------------------------------------------------------------------
    1,195,000    Nassau County IDA (ALIA-ACDS)                       7.500       06/01/2015        1,307,784
------------------------------------------------------------------------------------------------------------
    2,975,000    Nassau County IDA (ALIA-ACLD)                       6.250       09/01/2022        3,035,571
------------------------------------------------------------------------------------------------------------
      250,000    Nassau County IDA (ALIA-ACLD)                       7.125       06/01/2017          268,415
------------------------------------------------------------------------------------------------------------
      400,000    Nassau County IDA (ALIA-ACLD)                       7.500       06/01/2015          437,752
------------------------------------------------------------------------------------------------------------
    6,175,000    Nassau County IDA (ALIA-CSMR)                       7.000       11/01/2016        6,646,400
------------------------------------------------------------------------------------------------------------
    3,705,000    Nassau County IDA (ALIA-CSMR)                       7.125       06/01/2017        3,982,542
------------------------------------------------------------------------------------------------------------
    1,995,000    Nassau County IDA (ALIA-CSMR)                       7.500       06/01/2015        2,183,288


                         24 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     365,000    Nassau County IDA (ALIA-FREE)                       7.125%      06/01/2012  $       396,846
------------------------------------------------------------------------------------------------------------
    2,465,000    Nassau County IDA (ALIA-FREE)                       7.500       06/01/2015        2,697,647
------------------------------------------------------------------------------------------------------------
    4,030,000    Nassau County IDA (ALIA-FREE)                       8.150       06/01/2030        4,331,525
------------------------------------------------------------------------------------------------------------
    6,550,000    Nassau County IDA (ALIA-FREE)                       8.250       06/01/2032        7,002,343
------------------------------------------------------------------------------------------------------------
      995,000    Nassau County IDA (ALIA-HH)                         7.125       06/01/2017        1,069,535
------------------------------------------------------------------------------------------------------------
      765,000    Nassau County IDA (ALIA-HHS)                        7.125       06/01/2017          822,306
------------------------------------------------------------------------------------------------------------
      260,000    Nassau County IDA (ALIA-LVH)                        7.500       06/01/2015          284,539
------------------------------------------------------------------------------------------------------------
      600,000    Nassau County IDA (CNGCS)                           7.500       06/01/2030          656,628
------------------------------------------------------------------------------------------------------------
    2,245,000    Nassau County IDA (CNGCS)                           8.150       06/01/2030        2,448,150
------------------------------------------------------------------------------------------------------------
    5,240,000    Nassau County IDA (Engel Burman Senior Hsg.)        7.750       05/01/2047        5,285,588
------------------------------------------------------------------------------------------------------------
    3,410,000    Nassau County IDA (Engel Burman Senior Hsg.) 6      7.750       05/01/2047        3,439,667
------------------------------------------------------------------------------------------------------------
    5,875,000    Nassau County IDA (Engel Burman Senior Hsg.) 6      7.750       05/01/2047        5,919,415
------------------------------------------------------------------------------------------------------------
    6,450,000    Nassau County IDA (Engel Burman Senior Hsg.) 6      7.750       05/01/2047        6,496,827
------------------------------------------------------------------------------------------------------------
    9,155,000    Nassau County IDA (Engel Burman Senior Hsg.) 6      7.750       05/01/2047        9,217,895
------------------------------------------------------------------------------------------------------------
      860,000    Nassau County IDA (Leo D. Bernstein & Sons)         8.000       11/01/2010          852,914
------------------------------------------------------------------------------------------------------------
    6,060,000    Nassau County IDA (Leo D. Bernstein & Sons)         8.875       11/01/2026        6,046,910
------------------------------------------------------------------------------------------------------------
    3,910,000    Nassau County IDA (Little Village School)           7.500       12/01/2031        4,138,852
------------------------------------------------------------------------------------------------------------
    2,290,000    Nassau County IDA (North Shore CFGA)                6.750       05/01/2024        2,301,152
------------------------------------------------------------------------------------------------------------
    2,759,599    Nassau County IDA (Sharp International) 2,4,5       7.375       12/01/2007          104,865
------------------------------------------------------------------------------------------------------------
    1,752,588    Nassau County IDA (Sharp International) 2,4,5       7.375       12/01/2007           66,598
------------------------------------------------------------------------------------------------------------
    2,527,212    Nassau County IDA (Sharp International) 2,4,5       7.875       12/01/2012           96,034
------------------------------------------------------------------------------------------------------------
    1,597,663    Nassau County IDA (Sharp International) 2,4,5       7.875       12/01/2012           60,711
------------------------------------------------------------------------------------------------------------
    2,050,000    Nassau County IDA (United Cerebral Palsy)           6.250       11/01/2014        1,999,652
------------------------------------------------------------------------------------------------------------
   24,400,000    Nassau County IDA (Westbury Senior Living)          7.900       11/01/2031       24,507,116
------------------------------------------------------------------------------------------------------------
    4,375,000    Nassau County IFA RITES 2                          12.755 3     11/15/2021        5,209,750
------------------------------------------------------------------------------------------------------------
   17,730,000    Nassau County Tobacco Settlement Corp. RITES 2      9.819 3     07/15/2033       18,355,692
------------------------------------------------------------------------------------------------------------
   10,535,000    Nassau County Tobacco Settlement Corp. RITES 2     10.019 3     07/15/2027       11,044,473
------------------------------------------------------------------------------------------------------------
   17,590,000    Nassau County Tobacco Settlement Corp. RITES 2     10.219 3     07/15/2039       18,471,435
------------------------------------------------------------------------------------------------------------
    7,155,000    Nassau IDA (EBS North Hills LLC)                    7.800       05/01/2045        7,350,546
------------------------------------------------------------------------------------------------------------
    3,340,000    Nassau IDA (EBS North Hills LLC)                    7.800       05/01/2045        3,344,977
------------------------------------------------------------------------------------------------------------
    4,290,000    Nassau IDA (EBS North Hills LLC)                    7.800       05/01/2045        4,296,392
------------------------------------------------------------------------------------------------------------
    6,195,000    Nassau IDA (EBS North Hills LLC)                    7.800       05/01/2045        6,244,436
------------------------------------------------------------------------------------------------------------
    4,775,000    Nassau IDA (EBS North Hills LLC)                    7.800       05/01/2045        4,782,115
------------------------------------------------------------------------------------------------------------
    4,775,000    Nassau IDA (EBS North Hills LLC)                    7.800       05/01/2045        4,806,515
------------------------------------------------------------------------------------------------------------
    2,000,000    New Hartford-Sunset Wood Funding Corp.              5.500       02/01/2029        2,090,300
------------------------------------------------------------------------------------------------------------
   13,010,000    New Rochelle IDA (College of New Rochelle)          5.250       07/01/2027       13,410,448
------------------------------------------------------------------------------------------------------------
    6,500,000    New Rochelle IDA (College of New Rochelle)          5.500       07/01/2019        6,905,535
------------------------------------------------------------------------------------------------------------
    4,950,000    Newark-Wayne Community Hospital                     5.875       01/15/2033        4,963,415
------------------------------------------------------------------------------------------------------------
    2,515,000    Newark-Wayne Community Hospital                     7.600       09/01/2015        2,505,544
------------------------------------------------------------------------------------------------------------
    3,300,000    Niagara County IDA (American Ref-Fuel Company)      5.550       11/15/2024        3,543,177
------------------------------------------------------------------------------------------------------------
    1,500,000    Niagara County IDA (Niagara University)             5.350       11/01/2023        1,598,895


                         25 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   5,400,000    Niagara County IDA (Niagara University)             5.400%      11/01/2031  $     5,633,118
------------------------------------------------------------------------------------------------------------
    1,550,000    Niagara County IDA (Sevenson Hotel)                 6.600       05/01/2007        1,550,357
------------------------------------------------------------------------------------------------------------
    6,500,000    Niagara County IDA (Solid Waste Disposal)           5.625       11/15/2024        6,987,630
------------------------------------------------------------------------------------------------------------
    1,305,000    Niagara County Tobacco Asset Securitization
                 Corp.                                               6.250       05/15/2034        1,283,337
------------------------------------------------------------------------------------------------------------
    5,915,000    Niagara County Tobacco Asset Securitization
                 Corp.                                               6.250       05/15/2040        5,770,556
------------------------------------------------------------------------------------------------------------
    1,700,000    Niagara Falls CSD COP (High School Facility)        5.375       06/15/2028        1,728,033
------------------------------------------------------------------------------------------------------------
      750,000    Niagara Falls CSD COP (High School Facility)        6.625       06/15/2028          810,840
------------------------------------------------------------------------------------------------------------
       25,000    Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)             5.625       04/01/2029           26,477
------------------------------------------------------------------------------------------------------------
      715,000    North Babylon Volunteer Fire Company                5.750       08/01/2022          784,312
------------------------------------------------------------------------------------------------------------
    1,555,000    North Country Devel. Authority
                 (Clarkson University)                               5.500       07/01/2019        1,648,362
------------------------------------------------------------------------------------------------------------
    3,145,000    North Country Devel. Authority
                 (Clarkson University)                               5.500       07/01/2029        3,276,052
------------------------------------------------------------------------------------------------------------
      375,000    North Tonawanda HDC (Bishop Gibbons Associates)     6.800       12/15/2007          392,516
------------------------------------------------------------------------------------------------------------
    3,295,000    North Tonawanda HDC (Bishop Gibbons Associates)     7.375       12/15/2021        3,679,428
------------------------------------------------------------------------------------------------------------
       25,000    Nunda GO                                            8.000       05/01/2010           29,981
------------------------------------------------------------------------------------------------------------
      715,000    NY Counties Tobacco Trust I (TASC)                  6.500       06/01/2035          714,950
------------------------------------------------------------------------------------------------------------
    3,975,000    NY Counties Tobacco Trust I (TASC) Fixed
                 Receipts 2                                          6.225       06/01/2028        3,969,197
------------------------------------------------------------------------------------------------------------
   11,915,000    NY Counties Tobacco Trust I (TASC) RITES 2         13.130 3     06/01/2028       11,862,812
------------------------------------------------------------------------------------------------------------
   29,525,000    NY Counties Tobacco Trust I RITES 2                 9.982 3     06/01/2042       29,902,920
------------------------------------------------------------------------------------------------------------
    9,105,000    NY Counties Tobacco Trust I RITES 2                10.019 3     06/01/2035        9,092,799
------------------------------------------------------------------------------------------------------------
   29,780,000    NY Counties Tobacco Trust II (TASC)                 5.625       06/01/2035       27,341,316
------------------------------------------------------------------------------------------------------------
   53,565,000    NY Counties Tobacco Trust II (TASC)                 5.750       06/01/2043       48,781,646
------------------------------------------------------------------------------------------------------------
      200,000    NY Counties Tobacco Trust III                       6.000       06/01/2043          191,342
------------------------------------------------------------------------------------------------------------
      450,000    NYC Educational Construction Fund                   5.500       04/01/2026          477,446
------------------------------------------------------------------------------------------------------------
      200,000    NYC GO                                              0.000 1     05/15/2012          149,790
------------------------------------------------------------------------------------------------------------
       40,000    NYC GO                                              0.000 1     10/01/2012           29,450
------------------------------------------------------------------------------------------------------------
    2,955,000    NYC GO                                              5.000       12/01/2033        2,997,582
------------------------------------------------------------------------------------------------------------
   30,550,000    NYC GO                                              5.000       11/01/2034       30,972,201
------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                              5.100       11/01/2019           52,678
------------------------------------------------------------------------------------------------------------
    4,910,000    NYC GO                                              5.100       08/15/2027        5,069,575
------------------------------------------------------------------------------------------------------------
    3,710,000    NYC GO                                              5.250       10/15/2021        3,952,857
------------------------------------------------------------------------------------------------------------
    1,015,000    NYC GO                                              5.250       08/15/2023        1,069,089
------------------------------------------------------------------------------------------------------------
      515,000    NYC GO                                              5.250       08/01/2024          538,561
------------------------------------------------------------------------------------------------------------
   33,420,000    NYC GO                                              5.250       06/01/2027       34,892,485
------------------------------------------------------------------------------------------------------------
    4,400,000    NYC GO                                              5.250       06/01/2028        4,601,300
------------------------------------------------------------------------------------------------------------
    1,000,000    NYC GO                                              5.250       09/15/2033        1,042,850
------------------------------------------------------------------------------------------------------------
   20,830,000    NYC GO                                              5.375       12/01/2026       21,959,194
------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                              5.375       08/01/2027          522,830
------------------------------------------------------------------------------------------------------------
    1,115,000    NYC GO                                              5.375       03/15/2028        1,170,962
------------------------------------------------------------------------------------------------------------
   55,765,000    NYC GO                                              5.375       06/01/2032       58,456,219
------------------------------------------------------------------------------------------------------------
   11,500,000    NYC GO                                              5.500       08/01/2020       12,615,385


                         26 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  11,860,000    NYC GO                                              5.500%      08/01/2021  $    12,947,681
------------------------------------------------------------------------------------------------------------
    1,255,000    NYC GO                                              5.500       06/01/2028        1,337,579
------------------------------------------------------------------------------------------------------------
    6,910,000    NYC GO                                              5.500       12/01/2031        7,319,072
------------------------------------------------------------------------------------------------------------
    7,075,000    NYC GO                                              5.500       11/15/2037        7,356,161
------------------------------------------------------------------------------------------------------------
    5,000,000    NYC GO                                              5.625       03/15/2019        5,446,800
------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                              5.750       02/01/2020           20,896
------------------------------------------------------------------------------------------------------------
    1,500,000    NYC GO                                              5.750       03/01/2020        1,680,255
------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              5.950       08/01/2014            5,529
------------------------------------------------------------------------------------------------------------
   25,255,000    NYC GO                                              6.000       01/15/2021       28,816,965
------------------------------------------------------------------------------------------------------------
      335,000    NYC GO                                              6.350       05/15/2014          373,183
------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.000       02/01/2010            5,019
------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.250       08/15/2024            5,018
------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              7.750       08/15/2028           15,089
------------------------------------------------------------------------------------------------------------
      100,000    NYC GO DIAMONDS                                     0.000 7     08/01/2025           88,903
------------------------------------------------------------------------------------------------------------
      837,000    NYC GO RIBS                                        10.120 3     08/12/2010          842,365
------------------------------------------------------------------------------------------------------------
      837,000    NYC GO RIBS                                        10.120 3     09/01/2011          842,348
------------------------------------------------------------------------------------------------------------
      322,522    NYC HDC (Albert Einstein Staff Hsg.)                6.500       12/15/2017          338,880
------------------------------------------------------------------------------------------------------------
    1,240,364    NYC HDC (Atlantic Plaza Towers)                     7.034       02/15/2019        1,305,533
------------------------------------------------------------------------------------------------------------
    1,045,000    NYC HDC (Barclay Avenue)                            6.450       04/01/2017        1,083,529
------------------------------------------------------------------------------------------------------------
    4,055,000    NYC HDC (Barclay Avenue)                            6.600       04/01/2033        4,187,639
------------------------------------------------------------------------------------------------------------
      304,807    NYC HDC (Bay Towers)                                6.500       08/15/2017          320,739
------------------------------------------------------------------------------------------------------------
    2,280,862    NYC HDC (Boulevard Towers)                          6.500       08/15/2017        2,399,787
------------------------------------------------------------------------------------------------------------
      387,029    NYC HDC (Bridgeview III)                            6.500       12/15/2017          407,259
------------------------------------------------------------------------------------------------------------
      416,133    NYC HDC (Cadman Plaza North)                        7.000       12/15/2018          437,527
------------------------------------------------------------------------------------------------------------
    1,081,962    NYC HDC (Cadman Towers)                             6.500       11/15/2018        1,138,527
------------------------------------------------------------------------------------------------------------
      154,673    NYC HDC (Candia House)                              6.500       06/15/2018          162,739
------------------------------------------------------------------------------------------------------------
    2,945,944    NYC HDC (Clinton Towers)                            6.500       07/15/2017        3,099,546
------------------------------------------------------------------------------------------------------------
      255,537    NYC HDC (Contello III)                              7.000       12/15/2018          268,950
------------------------------------------------------------------------------------------------------------
    1,204,944    NYC HDC (Cooper Gramercy)                           6.500       08/15/2017        1,267,770
------------------------------------------------------------------------------------------------------------
      919,362    NYC HDC (Court Plaza)                               6.500       08/15/2017          967,417
------------------------------------------------------------------------------------------------------------
    1,442,434    NYC HDC (Crown Gardens)                             7.250       01/15/2019        1,518,652
------------------------------------------------------------------------------------------------------------
    2,996,538    NYC HDC (East Midtown Plaza)                        6.500       11/15/2018        3,153,197
------------------------------------------------------------------------------------------------------------
    2,896,589    NYC HDC (Esplanade Gardens)                         7.000       01/15/2019        3,049,124
------------------------------------------------------------------------------------------------------------
       69,488    NYC HDC (Essex Terrace)                             6.500       07/15/2018           73,112
------------------------------------------------------------------------------------------------------------
      415,534    NYC HDC (Forest Park Crescent)                      6.500       12/15/2017          437,200
------------------------------------------------------------------------------------------------------------
    1,383,063    NYC HDC (Gouverneur Gardens)                        7.034       02/15/2019        1,455,922
------------------------------------------------------------------------------------------------------------
      955,339    NYC HDC (Janel Towers)                              6.500       09/15/2017        1,005,274
------------------------------------------------------------------------------------------------------------
      334,279    NYC HDC (Kingsbridge Arms)                          6.500       08/15/2017          351,752
------------------------------------------------------------------------------------------------------------
      191,669    NYC HDC (Kingsbridge Arms)                          6.500       11/15/2018          201,665
------------------------------------------------------------------------------------------------------------
    1,469,849    NYC HDC (Lincoln-Amsterdam)                         7.250       11/15/2018        1,545,458
------------------------------------------------------------------------------------------------------------
    2,198,163    NYC HDC (Montefiore Hospital Hsg. Sec. II)          6.500       10/15/2017        2,312,775


                         27 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   3,000,000    NYC HDC (Multifamily Hsg.), Series A                5.500%      11/01/2034  $     3,086,280
------------------------------------------------------------------------------------------------------------
   10,470,000    NYC HDC (Multifamily Hsg.), Series A                5.600       11/01/2042       10,852,888
------------------------------------------------------------------------------------------------------------
      775,000    NYC HDC (Multifamily Hsg.), Series C                5.700       05/01/2031          800,870
------------------------------------------------------------------------------------------------------------
    1,000,000    NYC HDC (Multifamily Hsg.), Series E                5.200       11/01/2033        1,013,210
------------------------------------------------------------------------------------------------------------
   11,000,000    NYC HDC (Multifamily Hsg.), Series E-1              4.950       11/01/2034       11,067,430
------------------------------------------------------------------------------------------------------------
    2,155,000    NYC HDC (Multifamily Hsg.), Series F                5.200       11/01/2032        2,184,868
------------------------------------------------------------------------------------------------------------
    1,345,000    NYC HDC (Multifamily Hsg.), Series H-2              5.200       11/01/2038        1,346,439
------------------------------------------------------------------------------------------------------------
    3,400,000    NYC HDC (Multifamily Hsg.), Series H-2              5.250       05/01/2046        3,411,390
------------------------------------------------------------------------------------------------------------
   15,510,000    NYC HDC (Multifamily Hsg.), Series I-2              5.200       11/01/2038       15,550,326
------------------------------------------------------------------------------------------------------------
      734,102    NYC HDC (New Amsterdam House)                       6.500       08/15/2018          734,102
------------------------------------------------------------------------------------------------------------
      750,418    NYC HDC (New Amsterdam House)                       6.500       08/15/2018          752,332
------------------------------------------------------------------------------------------------------------
      902,856    NYC HDC (Riverbend)                                 6.500       11/15/2018          950,058
------------------------------------------------------------------------------------------------------------
    5,656,772    NYC HDC (Riverside Park Community)                  7.250       11/15/2018        5,960,427
------------------------------------------------------------------------------------------------------------
      395,504    NYC HDC (RNA House)                                 7.000       12/15/2018          416,323
------------------------------------------------------------------------------------------------------------
      557,644    NYC HDC (Robert Fulton Terrace)                     6.500       12/15/2017          586,792
------------------------------------------------------------------------------------------------------------
      206,388    NYC HDC (Rosalie Manning Apartments)                7.034       11/15/2018          217,228
------------------------------------------------------------------------------------------------------------
      549,632    NYC HDC (Scott Tower)                               7.000       12/15/2018          578,482
------------------------------------------------------------------------------------------------------------
      751,882    NYC HDC (Seaview Towers)                            6.500       01/15/2018          791,093
------------------------------------------------------------------------------------------------------------
      310,602    NYC HDC (St. Martin Tower)                          6.500       11/15/2018          326,840
------------------------------------------------------------------------------------------------------------
    1,437,113    NYC HDC (Stevenson Commons)                         6.500       05/15/2018        1,512,059
------------------------------------------------------------------------------------------------------------
      409,747    NYC HDC (Strycker's Bay Apartments)                 7.034       11/15/2018          415,430
------------------------------------------------------------------------------------------------------------
    1,431,106    NYC HDC (Tivoli Towers)                             6.500       01/15/2018        1,504,894
------------------------------------------------------------------------------------------------------------
      194,402    NYC HDC (Town House West)                           6.500       01/15/2018          204,406
------------------------------------------------------------------------------------------------------------
      299,969    NYC HDC (Tri-Faith House)                           7.000       01/15/2019          315,724
------------------------------------------------------------------------------------------------------------
    1,257,886    NYC HDC (University River View)                     6.500       08/15/2017        1,323,636
------------------------------------------------------------------------------------------------------------
      382,264    NYC HDC (Washington Square Southeast)               7.000       01/15/2019          402,115
------------------------------------------------------------------------------------------------------------
      343,643    NYC HDC (West Side Manor)                           6.500       11/15/2018          361,564
------------------------------------------------------------------------------------------------------------
      215,821    NYC HDC (Westview Apartments)                       6.500       10/15/2017          227,102
------------------------------------------------------------------------------------------------------------
      510,778    NYC HDC (Woodstock Terrace)                         7.034       02/15/2019          537,614
------------------------------------------------------------------------------------------------------------
    1,000,000    NYC Health & Hospital Corp.                         5.375       02/15/2026        1,040,340
------------------------------------------------------------------------------------------------------------
    5,875,000    NYC Health & Hospital Corp. RITES 2                12.232 3     02/15/2020        7,272,310
------------------------------------------------------------------------------------------------------------
    1,245,000    NYC IDA (A Very Special Place)                      5.750       01/01/2029        1,036,487
------------------------------------------------------------------------------------------------------------
      400,000    NYC IDA (A-Lite Vertical Products)                  6.750       11/01/2009          395,560
------------------------------------------------------------------------------------------------------------
    1,330,000    NYC IDA (A-Lite Vertical Products)                  7.500       11/01/2019        1,314,905
------------------------------------------------------------------------------------------------------------
    3,600,000    NYC IDA (Acme Architectural Products)               6.375       11/01/2019        3,267,756
------------------------------------------------------------------------------------------------------------
   29,635,000    NYC IDA (Airis JFK I/JFK International Airport)     5.500       07/01/2028       29,688,047
------------------------------------------------------------------------------------------------------------
   20,745,000    NYC IDA (Airis JFK I/JFK International Airport)     6.000       07/01/2027       21,178,363
------------------------------------------------------------------------------------------------------------
    1,035,000    NYC IDA (ALA Realty)                                7.500       12/01/2010        1,063,421
------------------------------------------------------------------------------------------------------------
    1,450,000    NYC IDA (ALA Realty)                                8.375       12/01/2015        1,510,335
------------------------------------------------------------------------------------------------------------
      330,000    NYC IDA (Allied Metal)                              6.375       12/01/2014          328,400
------------------------------------------------------------------------------------------------------------
      940,000    NYC IDA (Allied Metal)                              7.125       12/01/2027          944,493


                         28 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   3,360,000    NYC IDA (Amboy Properties)                          6.750%      06/01/2020  $     3,121,742
------------------------------------------------------------------------------------------------------------
    2,595,000    NYC IDA (American Airlines)                         5.400       07/01/2019        1,684,025
------------------------------------------------------------------------------------------------------------
   29,935,000    NYC IDA (American Airlines)                         5.400       07/01/2020       19,200,908
------------------------------------------------------------------------------------------------------------
   38,410,000    NYC IDA (American Airlines)                         6.900       08/01/2024       28,239,416
------------------------------------------------------------------------------------------------------------
  331,800,000    NYC IDA (American Airlines)                         8.500       08/01/2028      271,332,768
------------------------------------------------------------------------------------------------------------
      705,000    NYC IDA (Atlantic Paste & Glue Company)             6.000       11/01/2007          705,296
------------------------------------------------------------------------------------------------------------
    4,620,000    NYC IDA (Atlantic Paste & Glue Company)             6.625       11/01/2019        4,671,467
------------------------------------------------------------------------------------------------------------
    1,160,000    NYC IDA (Atlantic Veal & Lamb)                      8.375       12/01/2016        1,207,908
------------------------------------------------------------------------------------------------------------
      605,000    NYC IDA (Baco Enterprises)                          7.500       11/01/2011          609,168
------------------------------------------------------------------------------------------------------------
    1,685,000    NYC IDA (Baco Enterprises)                          8.500       11/01/2021        1,693,257
------------------------------------------------------------------------------------------------------------
      225,000    NYC IDA (Bark Frameworks)                           6.000       11/01/2007          218,957
------------------------------------------------------------------------------------------------------------
    1,500,000    NYC IDA (Bark Frameworks)                           6.750       11/01/2019        1,398,210
------------------------------------------------------------------------------------------------------------
   10,915,000    NYC IDA (Berkeley Carroll School)                   6.100       11/01/2028       10,010,365
------------------------------------------------------------------------------------------------------------
    5,500,000    NYC IDA (Beth Abraham Health Services)              6.500       02/15/2022        5,804,370
------------------------------------------------------------------------------------------------------------
    1,035,000    NYC IDA (Beth Abraham Health Services)              6.500       11/15/2027        1,066,329
------------------------------------------------------------------------------------------------------------
    4,220,000    NYC IDA (Beth Abraham Health Services)              6.500       11/15/2034        4,349,174
------------------------------------------------------------------------------------------------------------
   30,430,000    NYC IDA (British Airways)                           5.250       12/01/2032       23,675,149
------------------------------------------------------------------------------------------------------------
   14,890,000    NYC IDA (British Airways)                           7.625       12/01/2032       15,464,307
------------------------------------------------------------------------------------------------------------
   72,320,000    NYC IDA (Brooklyn Navy Yard Cogeneration
                 Partners)                                           5.650       10/01/2028       70,062,893
------------------------------------------------------------------------------------------------------------
  139,740,000    NYC IDA (Brooklyn Navy Yard Cogeneration
                 Partners)                                           5.750       10/01/2036      132,428,803
------------------------------------------------------------------------------------------------------------
    8,510,000    NYC IDA (Brooklyn Navy Yard Cogeneration
                 Partners)                                           6.200       10/01/2022        8,598,674
------------------------------------------------------------------------------------------------------------
   16,205,000    NYC IDA (Calhoun School)                            6.625       12/01/2034       16,607,046
------------------------------------------------------------------------------------------------------------
      345,000    NYC IDA (Cellini Furniture Crafters) 2              6.625       11/01/2009          322,851
------------------------------------------------------------------------------------------------------------
      885,000    NYC IDA (Cellini Furniture Crafters) 2              7.125       11/01/2019          810,722
------------------------------------------------------------------------------------------------------------
    2,235,000    NYC IDA (Chardan Corp.)                             7.750       11/01/2020        2,201,788
------------------------------------------------------------------------------------------------------------
    2,500,000    NYC IDA (College of Aeronautics)                    5.450       05/01/2018        2,576,550
------------------------------------------------------------------------------------------------------------
    9,600,000    NYC IDA (College of Aeronautics)                    5.500       05/01/2028        9,654,240
------------------------------------------------------------------------------------------------------------
    2,500,000    NYC IDA (College of New Rochelle)                   5.750       09/01/2017        2,643,025
------------------------------------------------------------------------------------------------------------
    2,900,000    NYC IDA (College of New Rochelle)                   5.800       09/01/2026        3,044,072
------------------------------------------------------------------------------------------------------------
    2,400,000    NYC IDA (Community Hospital of Brooklyn)            6.875       11/01/2010        2,349,576
------------------------------------------------------------------------------------------------------------
    3,975,000    NYC IDA (Comprehensive Care Management)             6.375       11/01/2028        4,002,348
------------------------------------------------------------------------------------------------------------
    1,575,000    NYC IDA (Comprehensive Care Management)             6.375       11/01/2028        1,585,647
------------------------------------------------------------------------------------------------------------
    1,770,000    NYC IDA (Comprehensive Care Management)             7.875       12/01/2016        1,884,006
------------------------------------------------------------------------------------------------------------
    1,250,000    NYC IDA (Comprehensive Care Management)             8.000       12/01/2011        1,277,238
------------------------------------------------------------------------------------------------------------
    1,900,000    NYC IDA (Continental Airlines)                      7.250       11/01/2008        1,901,615
------------------------------------------------------------------------------------------------------------
    2,000,000    NYC IDA (Continental Airlines)                      8.375       11/01/2016        1,904,280
------------------------------------------------------------------------------------------------------------
      550,000    NYC IDA (Dioni)                                     6.000       11/01/2007          547,800
------------------------------------------------------------------------------------------------------------
    3,600,000    NYC IDA (Dioni)                                     6.625       11/01/2019        3,625,560
------------------------------------------------------------------------------------------------------------
    1,000,000    NYC IDA (Eger Harbor House)                         5.875       05/20/2044        1,105,810
------------------------------------------------------------------------------------------------------------
    5,500,000    NYC IDA (Family Support Systems)                    7.500       11/01/2034        5,500,000
------------------------------------------------------------------------------------------------------------
    7,315,000    NYC IDA (Friends Seminary School)                   7.125       09/15/2031        7,870,794


                         29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   3,280,000    NYC IDA (Gabrielli Truck Sales)                     8.125%      12/01/2017  $     3,477,062
------------------------------------------------------------------------------------------------------------
    2,265,000    NYC IDA (Gateway School of NY)                      6.500       11/01/2019        2,408,103
------------------------------------------------------------------------------------------------------------
    8,000,000    NYC IDA (General Motors Corp.)                      5.125       12/30/2023        8,029,280
------------------------------------------------------------------------------------------------------------
    2,175,000    NYC IDA (Good Shepherd Services)                    5.875       06/01/2014        2,216,477
------------------------------------------------------------------------------------------------------------
    1,130,000    NYC IDA (Graphic Artists)                           8.250       12/30/2023        1,145,289
------------------------------------------------------------------------------------------------------------
      405,000    NYC IDA (Herbert G. Birch Childhood Project)        7.375       02/01/2009          407,264
------------------------------------------------------------------------------------------------------------
    2,195,000    NYC IDA (Herbert G. Birch Childhood Project)        8.375       02/01/2022        2,287,366
------------------------------------------------------------------------------------------------------------
    1,000,000    NYC IDA (Institute of International Education)      5.250       09/01/2021        1,053,610
------------------------------------------------------------------------------------------------------------
    3,000,000    NYC IDA (Institute of International Education)      5.250       09/01/2031        3,105,090
------------------------------------------------------------------------------------------------------------
    1,605,000    NYC IDA (Julia Gray)                                7.500       11/01/2020        1,630,969
------------------------------------------------------------------------------------------------------------
      870,000    NYC IDA (Just Bagels Manufacturing)                 8.500       11/01/2016          934,537
------------------------------------------------------------------------------------------------------------
    1,050,000    NYC IDA (Just Bagels Manufacturing)                 8.750       11/01/2026        1,132,289
------------------------------------------------------------------------------------------------------------
    1,675,000    NYC IDA (Koenig Iron Works)                         8.375       12/01/2025        1,770,073
------------------------------------------------------------------------------------------------------------
    1,380,000    NYC IDA (L&M Optical Disc)                          7.125       11/01/2010        1,391,785
------------------------------------------------------------------------------------------------------------
    3,025,000    NYC IDA (Little Red Schoolhouse)                    6.750       11/01/2018        3,144,488
------------------------------------------------------------------------------------------------------------
      470,000    NYC IDA (Lucky Polyethylene Manufacturing
                 Company)                                            7.000       11/01/2009          440,616
------------------------------------------------------------------------------------------------------------
    2,995,000    NYC IDA (Lucky Polyethylene Manufacturing
                 Company)                                            7.800       11/01/2024        2,682,442
------------------------------------------------------------------------------------------------------------
    2,000,000    NYC IDA (Lycee Francais De New York)                5.375       06/01/2023        2,077,580
------------------------------------------------------------------------------------------------------------
   23,000,000    NYC IDA (Magen David Yeshivah)                      5.700       06/15/2027       24,419,790
------------------------------------------------------------------------------------------------------------
      680,000    NYC IDA (Marymount School of NY)                    5.125       09/01/2021          700,577
------------------------------------------------------------------------------------------------------------
    3,960,000    NYC IDA (Marymount School of NY)                    5.250       09/01/2031        4,099,907
------------------------------------------------------------------------------------------------------------
   19,335,000    NYC IDA (MediSys Health Network)                    6.250       03/15/2024       17,624,626
------------------------------------------------------------------------------------------------------------
    1,915,000    NYC IDA (Mesorah Publications)                      6.450       02/01/2011        1,928,692
------------------------------------------------------------------------------------------------------------
    4,790,000    NYC IDA (Mesorah Publications)                      6.950       02/01/2021        4,709,959
------------------------------------------------------------------------------------------------------------
    2,275,000    NYC IDA (Morrisons Pastry)                          6.500       11/01/2019        2,247,700
------------------------------------------------------------------------------------------------------------
   18,510,000    NYC IDA (Northwest Airlines)                        6.000       06/01/2027       13,236,871
------------------------------------------------------------------------------------------------------------
    4,180,000    NYC IDA (NY Hostel Company)                         7.600       01/01/2017        4,277,896
------------------------------------------------------------------------------------------------------------
      405,000    NYC IDA (NY Vanities & Manufacturing)               7.000       11/01/2009          391,501
------------------------------------------------------------------------------------------------------------
    1,405,000    NYC IDA (NY Vanities & Manufacturing)               7.500       11/01/2019        1,354,308
------------------------------------------------------------------------------------------------------------
      715,000    NYC IDA (NYC Outward Bound Center)                  7.250       11/01/2010          721,178
------------------------------------------------------------------------------------------------------------
      420,000    NYC IDA (Paradise Products)                         7.125       11/01/2007          427,766
------------------------------------------------------------------------------------------------------------
    4,475,000    NYC IDA (Paradise Products)                         8.250       11/01/2022        4,695,931
------------------------------------------------------------------------------------------------------------
      680,000    NYC IDA (Petrocelli Electric)                       7.250       11/01/2007          697,170
------------------------------------------------------------------------------------------------------------
      220,000    NYC IDA (Petrocelli Electric)                       7.250       11/01/2008          226,004
------------------------------------------------------------------------------------------------------------
    3,780,000    NYC IDA (Petrocelli Electric)                       8.000       11/01/2017        3,928,705
------------------------------------------------------------------------------------------------------------
      940,000    NYC IDA (Petrocelli Electric)                       8.000       11/01/2018          984,208
------------------------------------------------------------------------------------------------------------
    6,310,000    NYC IDA (Polytechnic University)                    6.000       11/01/2020        6,057,411
------------------------------------------------------------------------------------------------------------
   34,000,000    NYC IDA (Polytechnic University)                    6.125       11/01/2030       32,594,780
------------------------------------------------------------------------------------------------------------
      180,000    NYC IDA (Pop Display)                               6.750       12/15/2004          180,000
------------------------------------------------------------------------------------------------------------
    2,645,000    NYC IDA (Pop Display)                               7.900       12/30/2014        2,674,095
------------------------------------------------------------------------------------------------------------
    2,240,000    NYC IDA (Precision Gear)                            6.375       11/01/2024        2,236,170


                         30 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,910,000    NYC IDA (Precision Gear)                            6.375%      11/01/2024  $     1,884,482
------------------------------------------------------------------------------------------------------------
      930,000    NYC IDA (Precision Gear)                            7.625       11/01/2024          976,556
------------------------------------------------------------------------------------------------------------
    4,100,000    NYC IDA (PSCH)                                      6.375       07/01/2033        4,344,032
------------------------------------------------------------------------------------------------------------
      445,000    NYC IDA (Psycho Therapy)                            9.625       04/01/2010          445,672
------------------------------------------------------------------------------------------------------------
      815,000    NYC IDA (Puerto Rican Family Foundation)            7.000       10/01/2016          817,421
------------------------------------------------------------------------------------------------------------
    2,825,000    NYC IDA (Riverdale Terrace Hsg. Devel. Fund)        6.250       11/01/2014        2,681,010
------------------------------------------------------------------------------------------------------------
    8,595,000    NYC IDA (Riverdale Terrace Hsg. Devel. Fund)        6.750       11/01/2028        7,953,211
------------------------------------------------------------------------------------------------------------
    1,250,000    NYC IDA (Sahadi Fine Foods)                         6.250       11/01/2009        1,209,650
------------------------------------------------------------------------------------------------------------
    4,085,000    NYC IDA (Sahadi Fine Foods)                         6.750       11/01/2019        3,859,304
------------------------------------------------------------------------------------------------------------
    4,380,000    NYC IDA (Showman Fabricators)                       7.500       11/01/2028        4,335,105
------------------------------------------------------------------------------------------------------------
    3,485,000    NYC IDA (South Bronx Overall Economic Devel.)       8.625       12/01/2025        3,559,231
------------------------------------------------------------------------------------------------------------
    4,255,000    NYC IDA (Special Needs Facilities Pooled
                 Program)                                            6.650       07/01/2023        4,214,833
------------------------------------------------------------------------------------------------------------
      735,000    NYC IDA (Special Needs Facilities Pooled
                 Program)                                            7.125       08/01/2006          750,648
------------------------------------------------------------------------------------------------------------
    7,010,000    NYC IDA (Special Needs Facilities Pooled
                 Program)                                            7.875       08/01/2025        7,564,561
------------------------------------------------------------------------------------------------------------
    5,115,000    NYC IDA (St. Bernard's School)                      7.000       12/01/2021        5,381,133
------------------------------------------------------------------------------------------------------------
    1,550,000    NYC IDA (St. Francis College)                       5.000       10/01/2034        1,568,864
------------------------------------------------------------------------------------------------------------
       10,000    NYC IDA (Staten Island University Hospital)         6.375       07/01/2031            9,552
------------------------------------------------------------------------------------------------------------
    4,535,000    NYC IDA (Staten Island University Hospital)         6.375       07/01/2031        4,331,787
------------------------------------------------------------------------------------------------------------
    1,495,000    NYC IDA (Staten Island University Hospital)         6.450       07/01/2032        1,441,060
------------------------------------------------------------------------------------------------------------
      585,000    NYC IDA (Streamline Plastics)                       7.750       12/01/2015          591,131
------------------------------------------------------------------------------------------------------------
    1,275,000    NYC IDA (Streamline Plastics)                       8.125       12/01/2025        1,301,125
------------------------------------------------------------------------------------------------------------
    1,485,000    NYC IDA (Summit School)                             8.250       12/01/2024        1,521,947
------------------------------------------------------------------------------------------------------------
    1,040,000    NYC IDA (Surprise Plastics)                         7.500       11/01/2013        1,043,827
------------------------------------------------------------------------------------------------------------
    2,480,000    NYC IDA (Surprise Plastics)                         8.500       11/01/2023        2,411,874
------------------------------------------------------------------------------------------------------------
    3,885,000    NYC IDA (Terminal One Group Association)            6.000       01/01/2015        3,933,834
------------------------------------------------------------------------------------------------------------
   25,790,000    NYC IDA (Terminal One Group Association)            6.000       01/01/2019       26,476,014
------------------------------------------------------------------------------------------------------------
      210,000    NYC IDA (Terminal One Group Association)            6.100       01/01/2009          212,409
------------------------------------------------------------------------------------------------------------
   10,965,000    NYC IDA (Terminal One Group Association)            6.125       01/01/2024       11,256,669
------------------------------------------------------------------------------------------------------------
      380,000    NYC IDA (The Bank Street College)                   5.250       12/01/2021          407,216
------------------------------------------------------------------------------------------------------------
    1,000,000    NYC IDA (The Bank Street College)                   5.250       12/01/2030        1,042,980
------------------------------------------------------------------------------------------------------------
   10,000,000    NYC IDA (The Child School)                          7.550       06/01/2033       10,284,800
------------------------------------------------------------------------------------------------------------
      420,000    NYC IDA (Therapy & Learning Center)                 7.500       10/01/2011          430,038
------------------------------------------------------------------------------------------------------------
    3,735,000    NYC IDA (Therapy & Learning Center)                 8.250       10/01/2031        3,879,507
------------------------------------------------------------------------------------------------------------
      350,000    NYC IDA (THR Products Corp.)                        7.250       11/01/2010          356,335
------------------------------------------------------------------------------------------------------------
    1,085,000    NYC IDA (THR Products Corp.)                        8.250       11/01/2020        1,128,606
------------------------------------------------------------------------------------------------------------
    4,325,000    NYC IDA (Touro College)                             6.350       06/01/2029        4,355,145
------------------------------------------------------------------------------------------------------------
    4,485,000    NYC IDA (Ulano)                                     6.900       11/01/2019        4,251,780
------------------------------------------------------------------------------------------------------------
    1,000,000    NYC IDA (United Nations School)                     6.350       12/01/2015        1,046,360
------------------------------------------------------------------------------------------------------------
    1,155,000    NYC IDA (Urban Health Plan)                         6.250       09/15/2009        1,134,383
------------------------------------------------------------------------------------------------------------
    9,830,000    NYC IDA (Urban Health Plan)                         7.050       09/15/2026        9,362,584
------------------------------------------------------------------------------------------------------------
    3,640,000    NYC IDA (Urban Resource Institute)                  7.375       11/01/2033        3,772,132


                         31 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      75,000    NYC IDA (Utleys)                                    6.625%      11/01/2006  $        74,216
------------------------------------------------------------------------------------------------------------
    1,335,000    NYC IDA (Utleys)                                    7.375       11/01/2023        1,290,064
------------------------------------------------------------------------------------------------------------
      530,000    NYC IDA (Van Blarcom Closures)                      7.125       11/01/2007          528,458
------------------------------------------------------------------------------------------------------------
    2,965,000    NYC IDA (Van Blarcom Closures)                      8.000       11/01/2017        3,046,419
------------------------------------------------------------------------------------------------------------
      200,000    NYC IDA (Visy Paper)                                7.550       01/01/2005          200,000
------------------------------------------------------------------------------------------------------------
   19,300,000    NYC IDA (Visy Paper)                                7.800       01/01/2016       20,228,330
------------------------------------------------------------------------------------------------------------
   59,000,000    NYC IDA (Visy Paper)                                7.950       01/01/2028       61,837,900
------------------------------------------------------------------------------------------------------------
    1,930,000    NYC IDA (Vocational Instruction)                    7.750       02/01/2033        2,016,406
------------------------------------------------------------------------------------------------------------
      570,000    NYC IDA (W & W Jewelers)                            7.250       02/01/2011          563,451
------------------------------------------------------------------------------------------------------------
    1,555,000    NYC IDA (W & W Jewelers)                            8.250       02/01/2021        1,563,350
------------------------------------------------------------------------------------------------------------
    5,930,000    NYC IDA (Weizmann Institute)                        5.900       11/01/2034        6,020,788
------------------------------------------------------------------------------------------------------------
    2,900,000    NYC IDA (Weizmann Institute)                        5.900       11/01/2034        2,915,341
------------------------------------------------------------------------------------------------------------
    3,900,000    NYC IDA (Westchester Square Medical Center)         8.000       11/01/2010        4,022,967
------------------------------------------------------------------------------------------------------------
    6,160,000    NYC IDA (Westchester Square Medical Center)         8.375       11/01/2015        6,424,387
------------------------------------------------------------------------------------------------------------
    1,660,000    NYC IDA (World Casing Corp.)                        6.700       11/01/2019        1,511,164
------------------------------------------------------------------------------------------------------------
    9,000,000    NYC IDA Special Facilities
                 (JFK International Airport)                         8.000       08/01/2012        7,481,070
------------------------------------------------------------------------------------------------------------
      530,000    NYC Municipal Water Finance Authority               0.000 1     06/15/2019          268,233
------------------------------------------------------------------------------------------------------------
    1,650,000    NYC Municipal Water Finance Authority               5.000       06/15/2034        1,686,482
------------------------------------------------------------------------------------------------------------
    5,265,000    NYC Municipal Water Finance Authority               5.000       06/15/2035        5,388,359
------------------------------------------------------------------------------------------------------------
   50,000,000    NYC Municipal Water Finance Authority               5.000       06/15/2036       51,180,500
------------------------------------------------------------------------------------------------------------
   18,000,000    NYC Municipal Water Finance Authority               5.000       06/15/2038       18,353,880
------------------------------------------------------------------------------------------------------------
      795,000    NYC Municipal Water Finance Authority               5.125       06/15/2031          817,395
------------------------------------------------------------------------------------------------------------
       25,000    NYC Municipal Water Finance Authority               5.125       06/15/2033           25,780
------------------------------------------------------------------------------------------------------------
   20,545,000    NYC Municipal Water Finance Authority               5.125       06/15/2034       21,178,197
------------------------------------------------------------------------------------------------------------
      605,000    NYC Municipal Water Finance Authority               5.250       06/15/2034          633,810
------------------------------------------------------------------------------------------------------------
    2,260,000    NYC Municipal Water Finance Authority               5.375       06/15/2026        2,354,039
------------------------------------------------------------------------------------------------------------
      260,000    NYC Municipal Water Finance Authority               5.500       06/15/2033          281,128
------------------------------------------------------------------------------------------------------------
    2,930,000    NYC Municipal Water Finance Authority RITES 2      12.093 3     06/15/2032        3,139,905
------------------------------------------------------------------------------------------------------------
    2,500,000    NYC Municipal Water Finance Authority RITES 2      12.162 3     06/15/2029        2,701,400
------------------------------------------------------------------------------------------------------------
    7,850,000    NYC Municipal Water Finance Authority RITES 2      12.162 3     06/15/2034        8,508,772
------------------------------------------------------------------------------------------------------------
   14,425,000    NYC Municipal Water Finance Authority RITES 2      12.186 3     06/15/2026       16,138,690
------------------------------------------------------------------------------------------------------------
    2,805,000    NYC Municipal Water Finance Authority RITES 2      12.244 3     06/15/2027        3,183,002
------------------------------------------------------------------------------------------------------------
   11,210,000    NYC Municipal Water Finance Authority RITES 2      12.593 3     06/15/2032       12,448,032
------------------------------------------------------------------------------------------------------------
    5,000,000    NYC Municipal Water Finance Authority RITES 2      12.662 3     06/15/2030        5,689,100
------------------------------------------------------------------------------------------------------------
    3,555,000    NYC Municipal Water Finance Authority RITES 2      12.697 3     06/15/2021        4,331,270
------------------------------------------------------------------------------------------------------------
   18,240,000    NYC Municipal Water Finance Authority RITES 2      12.732 3     06/15/2030       20,753,837
------------------------------------------------------------------------------------------------------------
    4,030,000    NYC Municipal Water Finance Authority RITES 2      12.744 3     06/15/2030        4,585,415
------------------------------------------------------------------------------------------------------------
    5,000,000    NYC Municipal Water Finance Authority RITES 2      12.744 3     06/15/2030        5,689,100
------------------------------------------------------------------------------------------------------------
   17,300,000    NYC Municipal Water Finance Authority RITES 2      14.162 3     06/15/2033       22,923,192
------------------------------------------------------------------------------------------------------------
    3,140,000    NYC Municipal Water Finance Authority RITES 2      14.197 3     06/15/2027        3,966,825
------------------------------------------------------------------------------------------------------------
    2,150,000    NYC TFA RITES 2                                    12.198 3     08/15/2027        2,314,647


                         32 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      50,000    NYC Trust for Cultural Resources
                 (Museum of American Folk Art)                       6.125%      07/01/2030  $        54,223
------------------------------------------------------------------------------------------------------------
   18,826,356    NYS Certificate of Lease 2                          5.875       01/02/2023       19,536,675
------------------------------------------------------------------------------------------------------------
    1,690,000    NYS DA (4201 Schools Program)                       6.250       07/01/2020        1,937,399
------------------------------------------------------------------------------------------------------------
      350,000    NYS DA (Augustana Lutheran Home)                    5.400       02/01/2031          370,577
------------------------------------------------------------------------------------------------------------
    1,500,000    NYS DA (Augustana Lutheran Home)                    5.500       02/01/2041        1,585,545
------------------------------------------------------------------------------------------------------------
       35,000    NYS DA (Bethel Springvale Home)                     6.000       02/01/2035           36,857
------------------------------------------------------------------------------------------------------------
       40,000    NYS DA (Bishop Henry B. Hucles Nursing Home)        6.000       07/01/2024           42,528
------------------------------------------------------------------------------------------------------------
   14,360,000    NYS DA (Buena Vida Nursing Home)                    5.250       07/01/2028       14,883,135
------------------------------------------------------------------------------------------------------------
    8,435,000    NYS DA (Center for Nursing)                         5.550       08/01/2037        8,883,236
------------------------------------------------------------------------------------------------------------
    2,905,000    NYS DA (Chapel Oaks)                                5.450       07/01/2026        3,034,563
------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (City University)                            5.000       07/01/2023           26,446
------------------------------------------------------------------------------------------------------------
    1,895,000    NYS DA (City University)                            5.250       07/01/2031        1,967,294
------------------------------------------------------------------------------------------------------------
    2,500,000    NYS DA (Concord Nursing Home)                       6.500       07/01/2029        2,730,800
------------------------------------------------------------------------------------------------------------
    1,250,000    NYS DA (D'Youville College)                         5.250       07/01/2025        1,331,513
------------------------------------------------------------------------------------------------------------
      525,000    NYS DA (Dept. of Health)                            5.500       07/01/2021          550,820
------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (Ellis Hospital)                             5.600       08/01/2025           20,716
------------------------------------------------------------------------------------------------------------
   17,630,000    NYS DA (FHA Insured Mtg.), Series B                 0.000 1     08/15/2040        2,114,366
------------------------------------------------------------------------------------------------------------
    6,480,000    NYS DA (Frances Schervier Home &
                  Hospital Obligated Group)                          5.500       07/01/2027        6,936,062
------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (Grace Manor Health Care Facility)           6.150       07/01/2018        1,070,780
------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (Highland Hospital)                          5.450       08/01/2037        2,148,500
------------------------------------------------------------------------------------------------------------
  140,615,000    NYS DA (Insured Hospital)                           0.000 1     08/15/2036       25,885,815
------------------------------------------------------------------------------------------------------------
   38,650,000    NYS DA (Interfaith Medical Center)                  5.400       02/15/2028       40,094,351
------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (Jones Memorial Hospital)                    5.375       08/01/2034        1,039,770
------------------------------------------------------------------------------------------------------------
    3,450,000    NYS DA (L.I. University)                            5.125       09/01/2023        3,606,147
------------------------------------------------------------------------------------------------------------
    1,400,000    NYS DA (L.I. University)                            5.250       09/01/2028        1,460,214
------------------------------------------------------------------------------------------------------------
      235,000    NYS DA (L.I. University)                            5.250       09/01/2028          245,425
------------------------------------------------------------------------------------------------------------
    1,585,000    NYS DA (L.I. University)                            5.500       09/01/2020        1,718,917
------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Lakeside Memorial Hospital)                 6.000       02/01/2021           26,092
------------------------------------------------------------------------------------------------------------
    9,415,000    NYS DA (Lutheran Social Services of Upstate NY)
                 RITES 2                                             7.999 3     02/01/2038       10,507,140
------------------------------------------------------------------------------------------------------------
    3,115,000    NYS DA (Menorah Home & Hospital) RITES 2           12.609 3     08/01/2038        3,461,388
------------------------------------------------------------------------------------------------------------
    5,825,000    NYS DA (Menorah Home) RITES 2                      12.797 3     08/01/2038        6,415,772
------------------------------------------------------------------------------------------------------------
    3,660,000    NYS DA (Mental Health)                              5.000       02/15/2033        3,722,842
------------------------------------------------------------------------------------------------------------
    4,625,000    NYS DA (Mental Health) RITES 2                     12.244 3     02/15/2023        5,241,050
------------------------------------------------------------------------------------------------------------
    3,465,000    NYS DA (Millard Fillmore Hospital)                  5.375       02/01/2032        3,644,868
------------------------------------------------------------------------------------------------------------
    4,125,000    NYS DA (Miriam Osborn Memorial Home Association)    6.375       07/01/2029        4,529,869
------------------------------------------------------------------------------------------------------------
    2,430,000    NYS DA (Miriam Osborn Memorial Home Association)    6.875       07/01/2019        2,758,609
------------------------------------------------------------------------------------------------------------
    6,860,000    NYS DA (Miriam Osborn Memorial Home Association)    6.875       07/01/2025        7,719,421
------------------------------------------------------------------------------------------------------------
    5,000,000    NYS DA (Montefiore Medical Center)                  5.000       08/01/2033        5,133,300
------------------------------------------------------------------------------------------------------------
    2,375,000    NYS DA (Montefiore Medical Center) RITES 2         14.197 3     08/01/2038        2,847,625


                         33 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   6,800,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                              6.000%      07/01/2014  $     7,036,232
------------------------------------------------------------------------------------------------------------
    3,000,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                              6.500       07/01/2017        3,180,540
------------------------------------------------------------------------------------------------------------
   27,420,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                              6.500       07/01/2025       28,711,208
------------------------------------------------------------------------------------------------------------
   43,630,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                              6.600       07/01/2026       44,426,248
------------------------------------------------------------------------------------------------------------
    8,820,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                              6.625       07/01/2019        9,439,605
------------------------------------------------------------------------------------------------------------
   15,000,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                              6.750       07/01/2020       16,149,600
------------------------------------------------------------------------------------------------------------
    7,280,000    NYS DA (Mt. Sinai/NYU Health)                       6.000       07/01/2026        7,287,498
------------------------------------------------------------------------------------------------------------
    2,500,000    NYS DA (Mt. Sinai/NYU Health)                       6.250       07/01/2022        2,503,550
------------------------------------------------------------------------------------------------------------
    2,850,000    NYS DA (Municipal Health Facilities) RITES 2       12.244 3     01/15/2023        3,258,063
------------------------------------------------------------------------------------------------------------
    4,000,000    NYS DA (North Shore Long Island Jewish Group)       5.500       05/01/2033        4,172,040
------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (Norwegian Christian Home & Health
                 Center)                                             5.200       08/01/2036        1,039,730
------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (Norwegian Christian Home & Health
                 Center)                                             6.100       08/01/2041        2,226,260
------------------------------------------------------------------------------------------------------------
    4,215,000    NYS DA (Nursing Homes)                              5.200       02/01/2032        4,399,743
------------------------------------------------------------------------------------------------------------
    6,860,000    NYS DA (NY Hospital Medical Center)                 5.600       02/15/2039        7,539,140
------------------------------------------------------------------------------------------------------------
    4,188,875    NYS DA (Our Lady of Mercy Medical Center)
                 Computer Lease  2                                   6.200       08/15/2006        4,140,996
------------------------------------------------------------------------------------------------------------
   10,635,000    NYS DA (Rochester General Hospital) RITES 2         8.649 3     08/01/2033       10,898,961
------------------------------------------------------------------------------------------------------------
      580,000    NYS DA (Sarah Neumann Home)                         5.450       08/01/2027          623,517
------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (School Districts Financing Program),
                 Series B                                            6.000       10/01/2022           57,793
------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (School Districts Financing Program),
                 Series B                                            6.000       10/01/2029           28,757
------------------------------------------------------------------------------------------------------------
   20,400,000    NYS DA (SCSMC/SV/CHSLI Obligated Group)             6.000       07/01/2030       21,692,748
------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (GSHMC/MMC/SCHRC Obligated Group)            5.100       07/01/2034        1,005,010
------------------------------------------------------------------------------------------------------------
    9,000,000    NYS DA (St. Agnes Hospital)                         5.400       02/15/2025        9,398,430
------------------------------------------------------------------------------------------------------------
    2,470,000    NYS DA (St. Barnabas Hospital)                      5.450       08/01/2035        2,635,786
------------------------------------------------------------------------------------------------------------
      905,000    NYS DA (St. Catherine of Siena Medical Center)      6.000       07/01/2030          964,603
------------------------------------------------------------------------------------------------------------
    1,750,000    NYS DA (St. Clare's Hospital)                       5.300       02/15/2019        1,833,108
------------------------------------------------------------------------------------------------------------
    2,970,000    NYS DA (St. Clare's Hospital)                       5.400       02/15/2025        3,101,482
------------------------------------------------------------------------------------------------------------
    2,580,000    NYS DA (St. James Mercy Hospital)                   5.400       02/01/2038        2,679,485
------------------------------------------------------------------------------------------------------------
    1,500,000    NYS DA (St. Thomas Aquinas College)                 5.250       07/01/2028        1,544,235
------------------------------------------------------------------------------------------------------------
    3,885,000    NYS DA (St. Vincent DePaul Residence)               5.300       07/01/2018        4,100,773
------------------------------------------------------------------------------------------------------------
      130,000    NYS DA (St. Vincent's Hospital & Medical
                 Center)                                             7.400       08/01/2030          135,772
------------------------------------------------------------------------------------------------------------
       95,000    NYS DA (State University Educational
                 Facilities)                                         6.000       05/15/2017           97,332
------------------------------------------------------------------------------------------------------------
    1,700,000    NYS DA (Vassar Brothers)                            5.375       07/01/2025        1,821,074
------------------------------------------------------------------------------------------------------------
    7,030,000    NYS DA (White Plains Hospital)                      5.375       02/15/2043        7,357,528
------------------------------------------------------------------------------------------------------------
    2,500,000    NYS DA (Willow Towers)                              5.400       02/01/2034        2,658,800
------------------------------------------------------------------------------------------------------------
   26,070,000    NYS DA (Wyckoff Heights Medical Center)             5.300       08/15/2021       27,240,804


                         34 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   5,000,000    NYS DA RITES 2                                     15.201% 3    02/01/2012  $     7,365,700
------------------------------------------------------------------------------------------------------------
    4,095,000    NYS EFC (Clean Water & Drinking Revolving
                 Funds)                                              5.400       07/15/2021        4,455,032
------------------------------------------------------------------------------------------------------------
    1,090,000    NYS EFC (Consolidated Water Company)                7.150       11/01/2014        1,096,834
------------------------------------------------------------------------------------------------------------
    2,500,000    NYS EFC (NYC Municipal Water Finance Authority)     5.000       06/15/2034        2,581,725
------------------------------------------------------------------------------------------------------------
    7,500,000    NYS EFC (NYS Water Services)                        5.950       01/15/2020        8,178,975
------------------------------------------------------------------------------------------------------------
    2,340,000    NYS EFC (NYS Water Services)                        6.000       01/15/2031        2,496,476
------------------------------------------------------------------------------------------------------------
       25,000    NYS EFC (NYS Water Services)                        7.500       03/15/2011           25,110
------------------------------------------------------------------------------------------------------------
   11,895,000    NYS EFC (Occidental Petroleum)                      5.700       09/01/2028       11,920,574
------------------------------------------------------------------------------------------------------------
   15,300,000    NYS EFC (Occidental Petroleum)                      6.100       11/01/2030       15,769,710
------------------------------------------------------------------------------------------------------------
    4,700,000    NYS ERDA (Brooklyn Union Gas) RIBS                  9.323 3     07/08/2026        4,811,625
------------------------------------------------------------------------------------------------------------
    7,000,000    NYS ERDA (Brooklyn Union Gas) RIBS                 10.576 3     04/01/2020        8,677,550
------------------------------------------------------------------------------------------------------------
   16,300,000    NYS ERDA (Brooklyn Union Gas) RIBS                 11.673 3     07/01/2026       18,767,005
------------------------------------------------------------------------------------------------------------
      210,000    NYS ERDA (Central Hudson Gas & Electric)            5.450       08/01/2027          227,816
------------------------------------------------------------------------------------------------------------
       60,000    NYS ERDA (Corning Natural Gas)                      8.250       12/01/2018           62,160
------------------------------------------------------------------------------------------------------------
    5,000,000    NYS ERDA (LILCO)                                    5.150       03/01/2016        5,105,050
------------------------------------------------------------------------------------------------------------
   23,000,000    NYS ERDA (LILCO)                                    5.300       11/01/2023       23,920,690
------------------------------------------------------------------------------------------------------------
      300,000    NYS ERDA (LILCO)                                    5.300       10/01/2024          311,358
------------------------------------------------------------------------------------------------------------
    3,485,000    NYS ERDA (NIMO) RITES 2                            12.844 3     11/01/2025        4,395,770
------------------------------------------------------------------------------------------------------------
    8,250,000    NYS ERDA (NYSEG)                                    6.150       07/01/2026        8,566,140
------------------------------------------------------------------------------------------------------------
    3,625,000    NYS ERDA (RG&E) Residual Certificates 2            16.900 3     09/01/2033        5,045,565
------------------------------------------------------------------------------------------------------------
    3,175,000    NYS HFA (Children's Rescue)                         7.625       05/01/2018        3,176,429
------------------------------------------------------------------------------------------------------------
       20,000    NYS HFA (General Hsg.)                              6.600       11/01/2008           20,679
------------------------------------------------------------------------------------------------------------
    2,640,000    NYS HFA (HELP-Bronx Hsg.)                           8.050       11/01/2005        2,698,793
------------------------------------------------------------------------------------------------------------
      340,000    NYS HFA (HELP-Suffolk Hsg.)                         8.100       11/01/2005          346,212
------------------------------------------------------------------------------------------------------------
      200,000    NYS HFA (Hospital & Nursing Home)                   7.000       11/01/2017          246,888
------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Meadow Manor)                              7.750       11/01/2019            5,013
------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Multifamily Hsg.)                          0.000 1     11/01/2016           18,043
------------------------------------------------------------------------------------------------------------
      745,000    NYS HFA (Multifamily Hsg.)                          5.250       11/15/2028          759,453
------------------------------------------------------------------------------------------------------------
    1,340,000    NYS HFA (Multifamily Hsg.)                          5.300       08/15/2024        1,383,805
------------------------------------------------------------------------------------------------------------
    1,700,000    NYS HFA (Multifamily Hsg.)                          5.300       11/15/2039        1,728,594
------------------------------------------------------------------------------------------------------------
    1,070,000    NYS HFA (Multifamily Hsg.)                          5.350       08/15/2020        1,130,701
------------------------------------------------------------------------------------------------------------
    2,860,000    NYS HFA (Multifamily Hsg.)                          5.350       08/15/2031        2,924,607
------------------------------------------------------------------------------------------------------------
    2,080,000    NYS HFA (Multifamily Hsg.)                          5.375       02/15/2035        2,133,643
------------------------------------------------------------------------------------------------------------
    3,250,000    NYS HFA (Multifamily Hsg.)                          5.450       08/15/2032        3,362,028
------------------------------------------------------------------------------------------------------------
    2,075,000    NYS HFA (Multifamily Hsg.)                          5.500       08/15/2030        2,102,224
------------------------------------------------------------------------------------------------------------
    1,215,000    NYS HFA (Multifamily Hsg.)                          5.550       08/15/2019        1,280,598
------------------------------------------------------------------------------------------------------------
    1,385,000    NYS HFA (Multifamily Hsg.)                          5.600       08/15/2019        1,461,687
------------------------------------------------------------------------------------------------------------
    1,240,000    NYS HFA (Multifamily Hsg.)                          5.600       02/15/2026        1,280,523
------------------------------------------------------------------------------------------------------------
    1,730,000    NYS HFA (Multifamily Hsg.)                          5.600       08/15/2033        1,804,944
------------------------------------------------------------------------------------------------------------
    1,190,000    NYS HFA (Multifamily Hsg.)                          5.650       08/15/2030        1,236,612
------------------------------------------------------------------------------------------------------------
    3,200,000    NYS HFA (Multifamily Hsg.)                          5.650       08/15/2030        3,311,904


                         35 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,000,000    NYS HFA (Multifamily Hsg.)                          5.650%      08/15/2031  $     1,038,750
------------------------------------------------------------------------------------------------------------
    1,710,000    NYS HFA (Multifamily Hsg.)                          5.650       02/15/2034        1,758,188
------------------------------------------------------------------------------------------------------------
    2,120,000    NYS HFA (Multifamily Hsg.)                          5.700       08/15/2033        2,207,386
------------------------------------------------------------------------------------------------------------
       95,000    NYS HFA (Multifamily Hsg.)                          5.950       08/15/2024           95,204
------------------------------------------------------------------------------------------------------------
    1,285,000    NYS HFA (Multifamily Hsg.)                          6.100       11/15/2036        1,354,274
------------------------------------------------------------------------------------------------------------
    4,700,000    NYS HFA (Multifamily Hsg.)                          6.125       08/15/2038        4,884,992
------------------------------------------------------------------------------------------------------------
       40,000    NYS HFA (Multifamily Hsg.)                          6.200       08/15/2012           40,064
------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Multifamily Hsg.)                          6.200       08/15/2016           26,103
------------------------------------------------------------------------------------------------------------
      745,000    NYS HFA (Multifamily Hsg.)                          6.250       02/15/2031          772,870
------------------------------------------------------------------------------------------------------------
    5,000,000    NYS HFA (Multifamily Hsg.)                          6.300       08/15/2026        5,138,800
------------------------------------------------------------------------------------------------------------
    1,255,000    NYS HFA (Multifamily Hsg.)                          6.400       11/15/2027        1,308,664
------------------------------------------------------------------------------------------------------------
    2,095,000    NYS HFA (Multifamily Hsg.)                          6.500       08/15/2024        2,097,828
------------------------------------------------------------------------------------------------------------
    3,240,000    NYS HFA (Multifamily Hsg.)                          6.700       08/15/2025        3,246,415
------------------------------------------------------------------------------------------------------------
    5,650,000    NYS HFA (Multifamily Hsg.)                          6.750       11/15/2036        5,858,994
------------------------------------------------------------------------------------------------------------
       20,000    NYS HFA (Multifamily Hsg.)                          6.950       08/15/2012           20,490
------------------------------------------------------------------------------------------------------------
    5,400,000    NYS HFA (Multifamily Hsg.)                          7.050       08/15/2024        5,408,208
------------------------------------------------------------------------------------------------------------
      320,000    NYS HFA (Multifamily Hsg.)                          7.550       11/01/2029          326,176
------------------------------------------------------------------------------------------------------------
    2,805,000    NYS HFA (NH&HC) RITES 2                            12.839 3     11/01/2016        3,201,122
------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2010            5,097
------------------------------------------------------------------------------------------------------------
      760,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2009          773,802
------------------------------------------------------------------------------------------------------------
      825,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2010          839,982
------------------------------------------------------------------------------------------------------------
      895,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2011          911,253
------------------------------------------------------------------------------------------------------------
      965,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2012          982,524
------------------------------------------------------------------------------------------------------------
    1,040,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2013        1,058,886
------------------------------------------------------------------------------------------------------------
    1,225,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2014        1,247,246
------------------------------------------------------------------------------------------------------------
    1,325,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2015        1,349,062
------------------------------------------------------------------------------------------------------------
    1,440,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2016        1,466,150
------------------------------------------------------------------------------------------------------------
    1,565,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2017        1,593,420
------------------------------------------------------------------------------------------------------------
    1,690,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2018        1,720,690
------------------------------------------------------------------------------------------------------------
    1,020,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2019        1,038,523
------------------------------------------------------------------------------------------------------------
    5,000,000    NYS HFA (Phillips Village)                          7.750       08/15/2017        5,119,450
------------------------------------------------------------------------------------------------------------
       70,000    NYS HFA (Service Contract)                          5.375       03/15/2023           70,843
------------------------------------------------------------------------------------------------------------
    5,600,000    NYS HFA (Service Contract)                          5.500       09/15/2022        6,035,288
------------------------------------------------------------------------------------------------------------
    5,525,000    NYS HFA (Service Contract)                          5.500       03/15/2025        5,943,795
------------------------------------------------------------------------------------------------------------
      255,000    NYS HFA (Service Contract)                          6.500       03/15/2025          264,223
------------------------------------------------------------------------------------------------------------
      475,000    NYS HFA (Shorehill Hsg.)                            7.500       05/01/2008          475,565
------------------------------------------------------------------------------------------------------------
    1,000,000    NYS HFA (Watergate II)                              4.750       02/15/2034          974,540
------------------------------------------------------------------------------------------------------------
    1,000,000    NYS HFA (Watergate II)                              4.900       02/15/2045          940,420
------------------------------------------------------------------------------------------------------------
      400,000    NYS LGSC (SCSB) 2                                   7.250       12/15/2011          407,496
------------------------------------------------------------------------------------------------------------
      810,000    NYS LGSC (SCSB) 2                                   7.375       12/15/2016          841,898
------------------------------------------------------------------------------------------------------------
      980,000    NYS LGSC (SCSB) 2                                   7.750       12/15/2021        1,021,954


                         36 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,045,000    NYS Medcare (Central Suffolk Hospital)              6.125%      11/01/2016  $       832,687
------------------------------------------------------------------------------------------------------------
    1,000,000    NYS Medcare (Hospital & Nursing Home)               6.375       08/15/2033        1,004,430
------------------------------------------------------------------------------------------------------------
    2,050,000    NYS Medcare (Hospital & Nursing Home)               7.400       11/01/2016        2,110,475
------------------------------------------------------------------------------------------------------------
    1,910,000    NYS Medcare (Hospital & Nursing Home)               9.375       11/01/2016        2,005,214
------------------------------------------------------------------------------------------------------------
      440,000    NYS Medcare (Hospital & Nursing Home)              10.000       11/01/2006          463,892
------------------------------------------------------------------------------------------------------------
    1,670,000    NYS Medcare (M.G. Nursing Home)                     6.375       02/15/2035        1,739,606
------------------------------------------------------------------------------------------------------------
      330,000    NYS Medcare (Montefiore Medical Center)             5.750       02/15/2025          337,811
------------------------------------------------------------------------------------------------------------
       25,000    NYS Medcare (Secured Hospital)                      6.250       02/15/2024           25,381
------------------------------------------------------------------------------------------------------------
   44,470,000    NYS Medcare (St. Luke's Hospital)                   5.700       02/15/2029       45,025,875
------------------------------------------------------------------------------------------------------------
   12,500,000    NYS Medcare (St. Luke's Hospital) RITES 2           8.592 3     02/15/2029       12,812,500
------------------------------------------------------------------------------------------------------------
    8,400,000    NYS Medcare (St. Luke's Hospital) RITES 2           8.649 3     02/15/2029        8,610,000
------------------------------------------------------------------------------------------------------------
    5,750,000    NYS Medcare (St. Luke's Hospital) RITES 2           8.649 3     02/15/2029        5,893,750
------------------------------------------------------------------------------------------------------------
   10,000,000    NYS Medcare (St. Luke's Hospital) RITES 2           8.684 3     02/15/2029       10,250,000
------------------------------------------------------------------------------------------------------------
   40,000,000    NYS Thruway Authority Permanently Linked
                 Convertible INFLOS & VDRNS                          5.000       01/01/2024       40,264,000
------------------------------------------------------------------------------------------------------------
    2,500,000    NYS Thruway Authority RITES 2                      12.197 3     01/01/2024        2,566,000
------------------------------------------------------------------------------------------------------------
    7,140,000    NYS Thruway Authority RITES 2                      12.232 3     01/01/2025        7,920,116
------------------------------------------------------------------------------------------------------------
        5,000    NYS UDC (Correctional Facilities)                   0.000 1     01/01/2013            3,713
------------------------------------------------------------------------------------------------------------
    9,000,000    NYS UDC (State Personal Income Tax)                 5.125       03/15/2029       10,158,750
------------------------------------------------------------------------------------------------------------
    5,480,000    Oneida County IDA (Bonide Products)                 6.250       11/01/2018        5,375,606
------------------------------------------------------------------------------------------------------------
      625,000    Oneida County IDA (Mobile Climate Control)          8.000       11/01/2008          635,706
------------------------------------------------------------------------------------------------------------
    2,825,000    Oneida County IDA (Mobile Climate Control)          8.750       11/01/2018        2,887,207
------------------------------------------------------------------------------------------------------------
      450,000    Oneida County IDA
                 (Mohawk Valley Handicapped Services)                5.300       03/15/2019          468,135
------------------------------------------------------------------------------------------------------------
      740,000    Oneida County IDA
                 (Mohawk Valley Handicapped Services)                5.350       03/15/2029          750,464
------------------------------------------------------------------------------------------------------------
    1,190,000    Oneida County IDA (Presbyterian Home)               5.250       03/01/2019        1,234,006
------------------------------------------------------------------------------------------------------------
    1,015,000    Oneida County IDA (Presbyterian Home)               6.100       06/01/2020        1,110,725
------------------------------------------------------------------------------------------------------------
    4,000,000    Onondaga County IDA (Air Cargo)                     6.125       01/01/2032        4,064,400
------------------------------------------------------------------------------------------------------------
    2,000,000    Onondaga County IDA (Air Cargo)                     7.250       01/01/2032        2,046,180
------------------------------------------------------------------------------------------------------------
      490,000    Onondaga County IDA (Coltec Industries)             7.250       06/01/2008          498,428
------------------------------------------------------------------------------------------------------------
      770,000    Onondaga County IDA (Coltec Industries)             9.875       10/01/2010          808,115
------------------------------------------------------------------------------------------------------------
    1,460,000    Onondaga County IDA (Community General
                 Hospital)                                           5.500       11/01/2018        1,317,708
------------------------------------------------------------------------------------------------------------
    7,685,000    Onondaga County IDA (Community General
                 Hospital)                                           6.625       01/01/2018        7,691,302
------------------------------------------------------------------------------------------------------------
    4,700,000    Onondaga County IDA (Le Moyne College)              5.625       12/01/2021        5,061,618
------------------------------------------------------------------------------------------------------------
   11,500,000    Onondaga County IDA (Solvay Paperboard)             6.800       11/01/2014       12,003,355
------------------------------------------------------------------------------------------------------------
   67,200,000    Onondaga County IDA (Solvay Paperboard)             7.000       11/01/2030       70,412,160
------------------------------------------------------------------------------------------------------------
      750,000    Onondaga County IDA (Syracuse Home)                 5.200       12/01/2018          783,270
------------------------------------------------------------------------------------------------------------
      500,000    Onondaga County IDA Sewage Waste Facilities
                 (Anheuser-Busch Companies)                          6.250       12/01/2034          548,315
------------------------------------------------------------------------------------------------------------
   66,449,598    Onondaga County Res Rec                             0.000 7     05/01/2022       28,526,812
------------------------------------------------------------------------------------------------------------
   41,580,000    Onondaga County Res Rec                             5.000       05/01/2015       36,751,730


                         37 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     512,000    Ontario County IDA (Ontario Design)                 6.500%      11/01/2005  $       512,732
------------------------------------------------------------------------------------------------------------
      430,000    Orange County IDA (Adult Homes at Erie Station)     7.000       08/01/2021          437,220
------------------------------------------------------------------------------------------------------------
    2,500,000    Orange County IDA (Arden Hill Life Care Center)     7.000       08/01/2021        2,541,975
------------------------------------------------------------------------------------------------------------
    2,300,000    Orange County IDA (Arden Hill Life Care Center)     7.000       08/01/2031        2,308,326
------------------------------------------------------------------------------------------------------------
    2,090,000    Orange County IDA (Arden Hill Life Care Center)     7.000       08/01/2031        2,097,566
------------------------------------------------------------------------------------------------------------
    2,705,000    Orange County IDA (Glen Arden)                      5.625       01/01/2018        2,438,314
------------------------------------------------------------------------------------------------------------
    5,590,000    Orange County IDA (Glen Arden)                      5.700       01/01/2028        4,654,290
------------------------------------------------------------------------------------------------------------
    3,000,000    Orange County IDA (Kingston Manufacturing) 2        8.000       11/01/2017        1,457,910
------------------------------------------------------------------------------------------------------------
      385,000    Orange County IDA (Mental Retardation Project)      7.800       07/01/2011          386,063
------------------------------------------------------------------------------------------------------------
    1,715,000    Orange County IDA
                 (St. Luke's Cornwall Hospital Obligated Group)      5.375       12/01/2021        1,826,869
------------------------------------------------------------------------------------------------------------
    6,330,000    Orange County IDA
                 (St. Luke's Cornwall Hospital Obligated Group)      5.375       12/01/2026        6,669,351
------------------------------------------------------------------------------------------------------------
    2,235,000    Orange County IDA
                 (St. Luke's Cornwall Hospital Obligated Group)      5.375       12/01/2026        2,354,818
------------------------------------------------------------------------------------------------------------
    7,745,000    Orange County IDA (Tuxedo Place) 2                  7.000       08/01/2032        5,750,430
------------------------------------------------------------------------------------------------------------
    2,500,000    Orange County IDA (Tuxedo Place) 2                  7.000       08/01/2033        1,855,675
------------------------------------------------------------------------------------------------------------
    2,755,000    Oswego County IDA (Bishop's Common)                 5.375       02/01/2049        2,910,134
------------------------------------------------------------------------------------------------------------
    3,260,000    Oswego County IDA (Seneca Hill Manor)               5.650       08/01/2037        3,535,535
------------------------------------------------------------------------------------------------------------
    6,680,000    Otsego County IDA (Hartwick College)                5.900       07/01/2022        6,098,840
------------------------------------------------------------------------------------------------------------
    2,970,000    Otsego County IDA (Mary Imogene Bassett
                 Hospital)                                           5.350       11/01/2020        3,124,292
------------------------------------------------------------------------------------------------------------
   11,040,000    Peekskill IDA (Drum Hill)                           6.375       10/01/2028        9,905,750
------------------------------------------------------------------------------------------------------------
      617,716    Peekskill IDA (Karta)                               9.000       07/01/2010          624,258
------------------------------------------------------------------------------------------------------------
    4,070,000    Port Authority NY/NJ (Continental Airlines)         9.000       12/01/2006        4,125,759
------------------------------------------------------------------------------------------------------------
    1,770,000    Port Authority NY/NJ (Continental Airlines)         9.000       12/01/2010        1,794,249
------------------------------------------------------------------------------------------------------------
   53,250,000    Port Authority NY/NJ (Continental Airlines)         9.125       12/01/2015       53,979,525
------------------------------------------------------------------------------------------------------------
      795,000    Port Authority NY/NJ (Delta Air Lines)              6.950       06/01/2008          793,720
------------------------------------------------------------------------------------------------------------
      285,000    Port Authority NY/NJ (KIAC)                         6.750       10/01/2011          297,819
------------------------------------------------------------------------------------------------------------
   19,395,000    Port Authority NY/NJ (KIAC)                         6.750       10/01/2019       20,208,620
------------------------------------------------------------------------------------------------------------
   20,000,000    Port Authority NY/NJ RITES 2                       12.097 3     09/15/2013       21,744,800
------------------------------------------------------------------------------------------------------------
      170,000    Port Authority NY/NJ, 97th Series                   6.400       07/15/2015          171,962
------------------------------------------------------------------------------------------------------------
      190,000    Port Authority NY/NJ, 114th Series                  5.000       08/01/2024          193,777
------------------------------------------------------------------------------------------------------------
    3,000,000    Port Authority NY/NJ, 127th Series                  5.250       12/15/2032        3,109,890
------------------------------------------------------------------------------------------------------------
    5,000,000    Port Authority NY/NJ, 136th Series                  5.125       05/01/2034        5,132,500
------------------------------------------------------------------------------------------------------------
   19,175,000    Port Authority NY/NJ, 136th Series                  5.375       11/01/2028       20,263,757
------------------------------------------------------------------------------------------------------------
   22,855,000    Port Authority NY/NJ, 136th Series                  5.500       11/01/2029       24,486,618
------------------------------------------------------------------------------------------------------------
    2,755,000    Poughkeepsie IDA
                 (Eastman & Bixby Redevelopment Corp.)               6.000       08/01/2032        2,932,174
------------------------------------------------------------------------------------------------------------
    1,990,000    Putnam County IDA (Brewster Plastics)               8.500       12/01/2016        2,052,665
------------------------------------------------------------------------------------------------------------
    1,500,000    Rensselaer County IDA (Franciscan Heights)          5.375       12/01/2036        1,546,920
------------------------------------------------------------------------------------------------------------
    6,385,000    Rensselaer County Tobacco Asset Securitization
                 Corp.                                               5.625       06/01/2035        5,872,668
------------------------------------------------------------------------------------------------------------
    7,300,000    Rensselaer County Tobacco Asset Securitization
                 Corp.                                               5.750       06/01/2043        6,696,582


                         38 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       5,000    Rensselaer Hsg. Authority (Renwyck)                 7.650%      01/01/2011  $         5,061
------------------------------------------------------------------------------------------------------------
   20,000,000    Rensselaer Municipal Leasing Corp.
                 (Rensselaer County Nursing Home)                    6.900       06/01/2024       20,358,400
------------------------------------------------------------------------------------------------------------
    1,785,000    Riverhead IDA (Michael Reilly Design) 4,5           8.625       02/01/2012        1,430,303
------------------------------------------------------------------------------------------------------------
      510,000    Riverhead IDA (Michael Reilly Design) 4,5           8.625       02/01/2012          408,510
------------------------------------------------------------------------------------------------------------
    4,535,000    Riverhead IDA (Michael Reilly Design) 4,5           8.875       02/01/2032        3,605,642
------------------------------------------------------------------------------------------------------------
       40,000    Rochester Hsg. Authority (Crossroads
                 Apartments)                                         7.300       07/01/2005           40,263
------------------------------------------------------------------------------------------------------------
   15,860,000    Rochester Hsg. Authority (Crossroads
                 Apartments)                                         7.700       01/01/2017       16,469,500
------------------------------------------------------------------------------------------------------------
    6,790,000    Rochester Museum & Science Center                   6.125       12/01/2015        6,824,425
------------------------------------------------------------------------------------------------------------
    1,655,000    Rockland County IDA (Dominican College)             5.900       05/01/2010        1,850,787
------------------------------------------------------------------------------------------------------------
    5,000,000    Rockland County IDA (Dominican College)             6.250       05/01/2028        5,646,200
------------------------------------------------------------------------------------------------------------
    9,225,000    Rockland County Tobacco Asset Securitization
                 Corp.                                               5.625       08/15/2035        8,354,990
------------------------------------------------------------------------------------------------------------
   10,100,000    Rockland County Tobacco Asset Securitization
                 Corp.                                               5.750       08/15/2043        9,196,656
------------------------------------------------------------------------------------------------------------
   25,850,000    Sales Tax Asset Receivables Corp., Series A         5.000       10/15/2032       26,727,866
------------------------------------------------------------------------------------------------------------
    1,160,000    Saratoga County IDA (ARC)                           8.400       03/01/2013        1,163,619
------------------------------------------------------------------------------------------------------------
    3,000,000    Saratoga County IDA (Saratoga Hospital)             5.125       12/01/2033        3,095,190
------------------------------------------------------------------------------------------------------------
   11,311,843    Schenectady GO                                      6.500       05/27/2005       11,300,418
------------------------------------------------------------------------------------------------------------
    1,635,000    Schenectady IDA (Schaffer Heights Hsg.)             6.000       11/01/2030        1,764,901
------------------------------------------------------------------------------------------------------------
    3,335,000    Schenectady Metroplex Devel. Authority,
                 Series A                                            5.375       12/15/2021        3,543,137
------------------------------------------------------------------------------------------------------------
      292,000    Schroon Lake Fire District 2                        7.250       03/01/2009          292,821
------------------------------------------------------------------------------------------------------------
      175,000    Scotia Hsg. Authority (Holyrood House)              7.000       06/01/2009          179,575
------------------------------------------------------------------------------------------------------------
    2,475,000    SONYMA, Series 29                                   5.450       04/01/2031        2,538,682
------------------------------------------------------------------------------------------------------------
       15,000    SONYMA, Series 30-C2                                5.800       10/01/2025           15,162
------------------------------------------------------------------------------------------------------------
    6,895,000    SONYMA, Series 65                                   5.850       10/01/2028        7,164,250
------------------------------------------------------------------------------------------------------------
       20,000    SONYMA, Series 66                                   5.700       10/01/2027           20,806
------------------------------------------------------------------------------------------------------------
   18,905,000    SONYMA, Series 67                                   5.800       10/01/2028       19,828,887
------------------------------------------------------------------------------------------------------------
    3,395,000    SONYMA, Series 69                                   5.400       10/01/2019        3,527,880
------------------------------------------------------------------------------------------------------------
    5,330,000    SONYMA, Series 69                                   5.500       10/01/2028        5,468,900
------------------------------------------------------------------------------------------------------------
    3,940,000    SONYMA, Series 69 RITES 2                           8.364 3     10/01/2028        4,145,353
------------------------------------------------------------------------------------------------------------
   13,100,000    SONYMA, Series 71                                   5.400       04/01/2029       13,410,601
------------------------------------------------------------------------------------------------------------
   10,150,000    SONYMA, Series 71 RITES 2                           8.164 3     04/01/2029       10,631,313
------------------------------------------------------------------------------------------------------------
    5,500,000    SONYMA, Series 73 RITES 2                          13.340 3     10/01/2028        5,960,900
------------------------------------------------------------------------------------------------------------
    1,675,000    SONYMA, Series 73-A                                 5.300       10/01/2028        1,710,091
------------------------------------------------------------------------------------------------------------
   10,175,000    SONYMA, Series 79                                   5.300       04/01/2029       10,393,559
------------------------------------------------------------------------------------------------------------
      125,000    SONYMA, Series 82                                   5.650       04/01/2030          131,153
------------------------------------------------------------------------------------------------------------
    5,945,000    SONYMA, Series 97                                   5.500       04/01/2031        6,123,291
------------------------------------------------------------------------------------------------------------
    2,400,000    SONYMA, Series 106                                  5.100       04/01/2023        2,470,272
------------------------------------------------------------------------------------------------------------
      300,000    St. Lawrence County IDA (Clarkson University)       5.125       07/01/2021          309,471
------------------------------------------------------------------------------------------------------------
    1,315,000    St. Lawrence County IDA (Clarkson University)       5.250       07/01/2031        1,345,903
------------------------------------------------------------------------------------------------------------
    2,370,000    St. Lawrence County IDA (Clarkson University)       5.500       07/01/2029        2,470,725
------------------------------------------------------------------------------------------------------------
    2,805,000    St. Lawrence County IDA (Hepburn Medical
                 Center)                                             5.375       12/01/2019        2,979,864


                         39 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   3,595,000    St. Lawrence County IDA
                 (Hepburn Medical Center)                            5.500%      12/01/2024  $     3,814,187
------------------------------------------------------------------------------------------------------------
    1,360,000    Suffolk County IDA (ACLD)                           6.000       12/01/2019        1,374,334
------------------------------------------------------------------------------------------------------------
      590,000    Suffolk County IDA (ALIA-ACDS)                      7.125       06/01/2017          634,197
------------------------------------------------------------------------------------------------------------
      375,000    Suffolk County IDA (ALIA-ACLD)                      6.375       06/01/2014          377,865
------------------------------------------------------------------------------------------------------------
    1,310,000    Suffolk County IDA (ALIA-ACLD)                      6.500       03/01/2018        1,346,929
------------------------------------------------------------------------------------------------------------
      745,000    Suffolk County IDA (ALIA-ACLD)                      7.500       09/01/2015          812,095
------------------------------------------------------------------------------------------------------------
      305,000    Suffolk County IDA (ALIA-ADD)                       6.950       12/01/2014          327,823
------------------------------------------------------------------------------------------------------------
      535,000    Suffolk County IDA (ALIA-ADD)                       7.125       06/01/2017          575,077
------------------------------------------------------------------------------------------------------------
      475,000    Suffolk County IDA (ALIA-ADD)                       7.500       09/01/2015          517,779
------------------------------------------------------------------------------------------------------------
    1,490,000    Suffolk County IDA (ALIA-DDI) 2                     6.375       06/01/2014        1,548,155
------------------------------------------------------------------------------------------------------------
      100,000    Suffolk County IDA (ALIA-DDI) 2                     7.500       09/01/2015          109,006
------------------------------------------------------------------------------------------------------------
      825,000    Suffolk County IDA (ALIA-FREE)                      6.375       06/01/2014          857,200
------------------------------------------------------------------------------------------------------------
    1,890,000    Suffolk County IDA (ALIA-FREE)                      6.950       12/01/2014        2,031,429
------------------------------------------------------------------------------------------------------------
    4,585,000    Suffolk County IDA (ALIA-FREE)                      7.125       06/01/2017        4,928,462
------------------------------------------------------------------------------------------------------------
      665,000    Suffolk County IDA (ALIA-IGHL)                      6.375       06/01/2014          670,081
------------------------------------------------------------------------------------------------------------
      645,000    Suffolk County IDA (ALIA-IGHL)                      6.950       12/01/2014          693,265
------------------------------------------------------------------------------------------------------------
    1,235,000    Suffolk County IDA (ALIA-IGHL)                      7.125       06/01/2017        1,327,514
------------------------------------------------------------------------------------------------------------
    1,945,000    Suffolk County IDA (ALIA-IGHL)                      7.250       12/01/2033        2,002,591
------------------------------------------------------------------------------------------------------------
      285,000    Suffolk County IDA (ALIA-IGHL)                      7.500       09/01/2015          310,667
------------------------------------------------------------------------------------------------------------
      390,000    Suffolk County IDA
                 (ALIA- L.I. Head Injury Association)                6.375       06/01/2014          394,138
------------------------------------------------------------------------------------------------------------
      770,000    Suffolk County IDA
                 (ALIA- L.I. Head Injury Association)                6.950       12/01/2014          827,619
------------------------------------------------------------------------------------------------------------
      300,000    Suffolk County IDA
                 (ALIA- L.I. Head Injury Association)                7.500       09/01/2015          327,018
------------------------------------------------------------------------------------------------------------
      650,000    Suffolk County IDA (ALIA-MCH)                       6.375       06/01/2014          654,966
------------------------------------------------------------------------------------------------------------
    1,830,000    Suffolk County IDA (ALIA-MCH)                       6.950       12/01/2014        1,966,939
------------------------------------------------------------------------------------------------------------
    1,510,000    Suffolk County IDA (ALIA-MCH)                       7.125       06/01/2017        1,623,114
------------------------------------------------------------------------------------------------------------
      745,000    Suffolk County IDA (ALIA-NYS ARC)                   7.500       09/01/2015          812,095
------------------------------------------------------------------------------------------------------------
      470,000    Suffolk County IDA (ALIA-Pederson-Krag Center)      8.375       06/01/2016          514,960
------------------------------------------------------------------------------------------------------------
      600,000    Suffolk County IDA (ALIA-SMCFS)                     7.500       09/01/2015          654,036
------------------------------------------------------------------------------------------------------------
      710,000    Suffolk County IDA (ALIA-Suffolk Hostels)           7.500       09/01/2015          773,943
------------------------------------------------------------------------------------------------------------
      275,000    Suffolk County IDA (ALIA-UCPAGS)                    6.375       06/01/2014          277,101
------------------------------------------------------------------------------------------------------------
    1,120,000    Suffolk County IDA (ALIA-UCPAGS)                    6.950       12/01/2014        1,203,810
------------------------------------------------------------------------------------------------------------
      890,000    Suffolk County IDA (ALIA-UCPAGS)                    7.000       06/01/2016          955,424
------------------------------------------------------------------------------------------------------------
      500,000    Suffolk County IDA (ALIA-UCPAGS)                    7.500       09/01/2015          545,030
------------------------------------------------------------------------------------------------------------
      400,000    Suffolk County IDA (ALIA-WORCA)                     6.950       12/01/2014          429,932
------------------------------------------------------------------------------------------------------------
      950,000    Suffolk County IDA (ALIA-WORCA)                     7.125       06/01/2017        1,021,165
------------------------------------------------------------------------------------------------------------
      590,000    Suffolk County IDA (ALIA-WORCA)                     7.500       09/01/2015          643,135
------------------------------------------------------------------------------------------------------------
    7,293,119    Suffolk County IDA (Camelot Village) 2,4,5          7.900       11/01/2031            7,293
------------------------------------------------------------------------------------------------------------
      275,000    Suffolk County IDA (CCSSVD)                         7.000       04/01/2010          288,635
------------------------------------------------------------------------------------------------------------
    2,595,000    Suffolk County IDA (CCSSVD)                         8.000       04/01/2030        2,756,669
------------------------------------------------------------------------------------------------------------
      255,000    Suffolk County IDA (DDI)                            6.000       12/01/2019          257,688
------------------------------------------------------------------------------------------------------------
      820,000    Suffolk County IDA (DDI) 2                          6.250       03/01/2009          816,105


                         40 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   5,025,000    Suffolk County IDA (DDI) 2                          7.250%      03/01/2024  $     4,951,987
------------------------------------------------------------------------------------------------------------
    9,180,000    Suffolk County IDA (DDI)                            8.750       03/01/2023        9,394,812
------------------------------------------------------------------------------------------------------------
    2,605,000    Suffolk County IDA (Dowling College)                6.625       06/01/2024        2,608,465
------------------------------------------------------------------------------------------------------------
    3,240,000    Suffolk County IDA (Dowling College)                6.700       12/01/2020        3,265,175
------------------------------------------------------------------------------------------------------------
    1,925,000    Suffolk County IDA (Family Residence)               6.000       12/01/2019        1,945,290
------------------------------------------------------------------------------------------------------------
    1,345,000    Suffolk County IDA (Family Services League)         5.000       11/01/2027        1,359,176
------------------------------------------------------------------------------------------------------------
      830,000    Suffolk County IDA (Family Services League)         5.000       11/01/2034          829,817
------------------------------------------------------------------------------------------------------------
      225,000    Suffolk County IDA (Federation of
                 Organizations)                                      7.625       04/01/2010          232,385
------------------------------------------------------------------------------------------------------------
    2,195,000    Suffolk County IDA (Federation of
                 Organizations)                                      8.125       04/01/2030        2,293,292
------------------------------------------------------------------------------------------------------------
    2,500,000    Suffolk County IDA (Gurwin Jewish-Phase II)         6.700       05/01/2039        2,575,350
------------------------------------------------------------------------------------------------------------
    3,860,000    Suffolk County IDA (Huntington First Aid Squad)     6.650       11/01/2017        4,005,175
------------------------------------------------------------------------------------------------------------
      295,000    Suffolk County IDA (Independent Group Home
                 Living)                                             6.000       12/01/2019          298,109
------------------------------------------------------------------------------------------------------------
    6,500,000    Suffolk County IDA (Jefferson's Ferry)              7.200       11/01/2019        6,905,925
------------------------------------------------------------------------------------------------------------
   10,000,000    Suffolk County IDA (Jefferson's Ferry)              7.250       11/01/2028       10,519,700
------------------------------------------------------------------------------------------------------------
   13,660,000    Suffolk County IDA (Keyspan-Port Jefferson
                 Center)                                             5.250       06/01/2027       13,986,884
------------------------------------------------------------------------------------------------------------
    4,065,000    Suffolk County IDA ( L.I. Network Community
                 Services)                                           7.550       02/01/2034        4,145,894
------------------------------------------------------------------------------------------------------------
    3,360,000    Suffolk County IDA (New Interdisciplinary
                 School)                                             6.750       12/01/2019        3,393,970
------------------------------------------------------------------------------------------------------------
    3,500,000    Suffolk County IDA
                 (Nissequogue Cogeneration Partners)                 5.300       01/01/2013        3,435,250
------------------------------------------------------------------------------------------------------------
    7,585,000    Suffolk County IDA
                 (Nissequogue Cogeneration Partners)                 5.500       01/01/2023        7,320,511
------------------------------------------------------------------------------------------------------------
      695,000    Suffolk County IDA (OBPWC)                          7.500       11/01/2022          698,711
------------------------------------------------------------------------------------------------------------
    2,250,000    Suffolk County IDA
                 (Peconic Landing Retirement Home)                   7.000       10/01/2030        2,265,323
------------------------------------------------------------------------------------------------------------
    1,000,000    Suffolk County IDA
                 (Peconic Landing Retirement Home)                   8.000       10/01/2020        1,070,270
------------------------------------------------------------------------------------------------------------
    1,600,000    Suffolk County IDA
                 (Peconic Landing Retirement Home)                   8.000       10/01/2030        1,700,080
------------------------------------------------------------------------------------------------------------
      260,000    Suffolk County IDA (Pederson-Krag Center)           7.625       04/01/2010          277,516
------------------------------------------------------------------------------------------------------------
    2,545,000    Suffolk County IDA (Pederson-Krag Center)           8.125       04/01/2030        2,727,018
------------------------------------------------------------------------------------------------------------
      160,000    Suffolk County IDA (Rainbow Chimes)                 7.000       05/01/2007          158,238
------------------------------------------------------------------------------------------------------------
    2,210,000    Suffolk County IDA (Rainbow Chimes)                 8.000       11/01/2024        2,034,062
------------------------------------------------------------------------------------------------------------
    1,670,000    Suffolk County IDA (Rimland Facilities) 2           3.750 8     12/01/2009        1,649,526
------------------------------------------------------------------------------------------------------------
    2,345,000    Suffolk County IDA (United Cerebral Palsy
                 Association)                                        6.000       12/01/2019        2,369,716
------------------------------------------------------------------------------------------------------------
    5,635,000    Suffolk County IDA (United Cerebral Palsy
                 Association)                                        7.875       09/01/2041        5,793,963
------------------------------------------------------------------------------------------------------------
    1,620,000    Suffolk County IDA (Windmill Village)               5.700       12/01/2026        1,713,928
------------------------------------------------------------------------------------------------------------
    1,305,000    Suffolk County IDA (Windmill Village)               5.750       12/01/2031        1,380,077
------------------------------------------------------------------------------------------------------------
      910,000    Suffolk County IDA (Wireless Boulevard Realty)      7.875       12/01/2012          963,463
------------------------------------------------------------------------------------------------------------
    4,005,000    Suffolk County IDA (Wireless Boulevard Realty)      8.625       12/01/2026        4,264,003
------------------------------------------------------------------------------------------------------------
       50,000    Suffolk County Water Authority                      5.125       06/01/2026           52,384
------------------------------------------------------------------------------------------------------------
    2,785,000    Sullivan County IDA (Center Discovery Civic
                 Facility)                                           7.250       02/01/2012        2,804,913
------------------------------------------------------------------------------------------------------------
    9,965,000    Sullivan County IDA (Center Discovery Civic
                 Facility)                                           7.750       02/01/2027       10,049,005


                         41 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   8,725,000    Sullivan County IDA (SCCC Dorm Corp. Civic
                 Facility)                                           7.250 %     06/01/2027  $     8,850,117
------------------------------------------------------------------------------------------------------------
      372,500    Syracuse Hsg. Authority
                 (Loretto Sedgwick Heights Corp.)                    7.375       11/01/2008          345,345
------------------------------------------------------------------------------------------------------------
    6,995,000    Syracuse Hsg. Authority
                 (Loretto Sedgwick Heights Corp.)                    8.500       11/01/2031        6,440,716
------------------------------------------------------------------------------------------------------------
    6,590,000    Syracuse Hsg. Authority (LRRHCF)                    5.800       08/01/2037        7,237,665
------------------------------------------------------------------------------------------------------------
      425,000    Syracuse Hsg. Authority (LRRHCF)                    7.500       08/01/2010          429,590
------------------------------------------------------------------------------------------------------------
    2,435,000    Syracuse Hsg. Authority (Pavilion on James)         7.500       11/01/2042        2,431,883
------------------------------------------------------------------------------------------------------------
      210,000    Syracuse IDA (Anoplate Corp.)                       7.250       11/01/2007          211,762
------------------------------------------------------------------------------------------------------------
    2,195,000    Syracuse IDA (Anoplate Corp.)                       8.000       11/01/2022        2,268,115
------------------------------------------------------------------------------------------------------------
    1,000,000    Syracuse IDA (Crouse Irving Health Hospital)        5.375       01/01/2023          749,510
------------------------------------------------------------------------------------------------------------
   19,965,000    Syracuse IDA (James Square)                         0.000 1     08/01/2025        5,153,965
------------------------------------------------------------------------------------------------------------
      725,000    Syracuse IDA (Jewish Home of Central NY)            7.375       03/01/2021          749,324
------------------------------------------------------------------------------------------------------------
    2,050,000    Syracuse IDA (Jewish Home of Central NY)            7.375       03/01/2031        2,105,883
------------------------------------------------------------------------------------------------------------
    7,500,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2019        8,316,750
------------------------------------------------------------------------------------------------------------
   13,825,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2021       15,154,412
------------------------------------------------------------------------------------------------------------
   13,555,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2022       14,767,901
------------------------------------------------------------------------------------------------------------
    3,750,000    Tompkins County IDA (Ithacare Center)               6.200       02/01/2037        4,073,663
------------------------------------------------------------------------------------------------------------
       95,000    Tompkins Health Care Corp.
                 (Reconstruction Home)                              10.800       02/01/2007          101,893
------------------------------------------------------------------------------------------------------------
       70,000    Tompkins Health Care Corp.
                 (Reconstruction Home)                              10.800       02/01/2028           79,226
------------------------------------------------------------------------------------------------------------
      605,000    Tonawanda SCHC                                      6.500       12/01/2010          615,285
------------------------------------------------------------------------------------------------------------
    8,265,000    Triborough Bridge & Tunnel Authority RITES 2       12.162 3     01/01/2027        9,198,119
------------------------------------------------------------------------------------------------------------
    4,190,000    Triborough Bridge & Tunnel Authority RITES 2       12.197 3     01/01/2032        4,572,296
------------------------------------------------------------------------------------------------------------
   15,615,000    TSASC, Inc. (TFABs)                                 5.750       07/15/2032       15,030,687
------------------------------------------------------------------------------------------------------------
      840,000    TSASC, Inc. (TFABs)                                 6.250       07/15/2027          852,508
------------------------------------------------------------------------------------------------------------
   78,575,000    TSASC, Inc. (TFABs)                                 6.250       07/15/2034       79,560,331
------------------------------------------------------------------------------------------------------------
  129,920,000    TSASC, Inc. (TFABs)                                 6.375       07/15/2039      132,305,331
------------------------------------------------------------------------------------------------------------
      995,000    UCP/HCA of Chemung County                           6.600       08/01/2022        1,082,809
------------------------------------------------------------------------------------------------------------
    1,700,000    Ulster County IDA (Benedictine Hospital)            6.450       06/01/2024        1,560,991
------------------------------------------------------------------------------------------------------------
    1,845,000    Ulster County IDA (Brooklyn Bottling)               8.600       06/30/2022        1,853,838
------------------------------------------------------------------------------------------------------------
    4,000,000    Ulster County IDA (Kingston Hospital)               5.650       11/15/2024        4,179,240
------------------------------------------------------------------------------------------------------------
    1,465,000    Ulster County IDA
                 (Mid-Hudson Family Health Services)                 5.350       07/01/2023        1,527,746
------------------------------------------------------------------------------------------------------------
    2,635,000    Ulster County Tobacco Asset
                 Securitization Corp.                                0.000 7     06/01/2040        1,817,518
------------------------------------------------------------------------------------------------------------
    2,680,000    Ulster County Tobacco Asset
                 Securitization Corp.                                6.000       06/01/2040        2,469,164
------------------------------------------------------------------------------------------------------------
    2,000,000    Ulster County Tobacco Asset
                 Securitization Corp. 2                              6.250       06/01/2025        2,008,680
------------------------------------------------------------------------------------------------------------
    2,000,000    United Nations Devel. Corp., Series A               5.250       07/01/2026        2,091,140
------------------------------------------------------------------------------------------------------------
       25,000    Upper Mohawk Valley Regional Water
                 Finance Authority                                   5.125       10/01/2026           26,370
------------------------------------------------------------------------------------------------------------
      500,000    Utica GO                                            6.100       01/15/2013          556,220
------------------------------------------------------------------------------------------------------------
    3,550,000    Utica IDA (Utica College Civic Facility)            6.850       12/01/2031        3,661,861


                         42 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     340,000    Watervliet Hsg. Authority
                 (Colonie Senior Service Center)                     5.875%      06/01/2018  $       330,164
------------------------------------------------------------------------------------------------------------
   10,800,000    Watervliet Hsg. Authority
                 (Colonie Senior Service Center)                     6.125       06/01/2038       10,117,656
------------------------------------------------------------------------------------------------------------
    2,820,000    Wayne County IDA (ARC)                              8.375       03/01/2018        2,827,811
------------------------------------------------------------------------------------------------------------
      300,000    Westchester County Healthcare Corp., Series A       5.875       11/01/2025          299,721
------------------------------------------------------------------------------------------------------------
    7,195,000    Westchester County IDA (Ardsley Hsg.)               7.900       11/01/2044        7,415,527
------------------------------------------------------------------------------------------------------------
    3,145,000    Westchester County IDA (Ardsley Hsg.)               7.900       11/01/2044        3,241,394
------------------------------------------------------------------------------------------------------------
    6,330,000    Westchester County IDA (Ardsley Hsg.)               7.900       11/01/2044        6,524,015
------------------------------------------------------------------------------------------------------------
    3,590,000    Westchester County IDA (Ardsley Hsg.)               7.900       11/01/2044        3,700,608
------------------------------------------------------------------------------------------------------------
    8,470,000    Westchester County IDA (Ardsley Hsg.)               7.900       11/01/2044        8,730,961
------------------------------------------------------------------------------------------------------------
    8,115,000    Westchester County IDA (Ardsley Hsg.)               7.900       11/01/2044        8,363,725
------------------------------------------------------------------------------------------------------------
    6,290,000    Westchester County IDA (Ardsley Hsg.)               7.900       11/01/2044        6,482,789
------------------------------------------------------------------------------------------------------------
    6,865,000    Westchester County IDA (Ardsley Hsg.)               7.900       11/01/2044        7,075,412
------------------------------------------------------------------------------------------------------------
    1,870,000    Westchester County IDA (Beth Abraham Hospital)      8.375       12/01/2025        1,957,890
------------------------------------------------------------------------------------------------------------
       40,000    Westchester County IDA (Children's Village)         5.375       03/15/2019           40,311
------------------------------------------------------------------------------------------------------------
    4,600,000    Westchester County IDA (Children's Village)         6.000       06/01/2022        4,659,110
------------------------------------------------------------------------------------------------------------
    1,040,400    Westchester County IDA (Clearview School)           9.375       01/01/2021        1,068,824
------------------------------------------------------------------------------------------------------------
    1,300,000    Westchester County IDA
                 (Guiding Eyes for the Blind)                        5.375       08/01/2024        1,347,632
------------------------------------------------------------------------------------------------------------
    2,000,000    Westchester County IDA
                 (Hebrew Hospital Senior Hsg.)                       7.375       07/01/2030        2,131,020
------------------------------------------------------------------------------------------------------------
    1,560,000    Westchester County IDA (JDAM)                       6.750       04/01/2016        1,625,146
------------------------------------------------------------------------------------------------------------
    3,250,000    Westchester County IDA (Lawrence Hospital)          5.000       01/01/2028        3,195,498
------------------------------------------------------------------------------------------------------------
      800,000    Westchester County IDA (Lawrence Hospital)          5.125       01/01/2018          820,904
------------------------------------------------------------------------------------------------------------
    1,275,000    Westchester County IDA
                 (Living Independently for the Elderly)              5.375       08/20/2021        1,375,636
------------------------------------------------------------------------------------------------------------
    3,035,000    Westchester County IDA
                 (Living Independently for the Elderly)              5.400       08/20/2032        3,206,690
------------------------------------------------------------------------------------------------------------
    1,645,000    Westchester County IDA (Rippowam-Cisqua School)     5.750       06/01/2029        1,677,127
------------------------------------------------------------------------------------------------------------
    1,000,000    Westchester County IDA (Schnurmacher Center)        6.500       11/01/2013        1,042,490
------------------------------------------------------------------------------------------------------------
    1,710,000    Westchester County IDA (Schnurmacher Center)        6.500       11/01/2033        1,799,724
------------------------------------------------------------------------------------------------------------
       85,000    Westchester County IDA
                 (Westchester Airport Association)                   5.950       08/01/2024           85,897
------------------------------------------------------------------------------------------------------------
    2,585,000    Westchester County IDA (Winward School)             5.250       10/01/2031        2,679,094
------------------------------------------------------------------------------------------------------------
   76,375,000    Westchester County Tobacco Asset
                 Securitization Corp.                                0.000 7     07/15/2039       60,178,154
------------------------------------------------------------------------------------------------------------
    1,423,800    Yates County IDA (Keuka College)                    8.750       08/01/2015        1,673,321
------------------------------------------------------------------------------------------------------------
    3,825,000    Yates County IDA (SSMH)                             5.650       02/01/2039        4,164,622
------------------------------------------------------------------------------------------------------------
   15,185,000    Yonkers IDA (Community Devel. Properties)           6.625       02/01/2026       16,361,686
------------------------------------------------------------------------------------------------------------
    4,685,000    Yonkers IDA (Hudson Scenic Studio)                  6.625       11/01/2019        4,724,213
------------------------------------------------------------------------------------------------------------
    1,590,000    Yonkers IDA (Philipsburgh Hall Associates)          7.500       11/01/2030        1,572,764
------------------------------------------------------------------------------------------------------------
    2,500,000    Yonkers IDA (St. John's Riverside Hospital)         7.125       07/01/2031        2,554,775
------------------------------------------------------------------------------------------------------------
    3,050,000    Yonkers IDA (St. Joseph's Hospital)                 8.500       12/30/2013        3,120,913
------------------------------------------------------------------------------------------------------------
    3,300,000    Yonkers IDA (Westchester School)                    8.750       12/30/2023        3,434,970


                         43 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     800,000    Yonkers Parking Authority                           6.000%      06/15/2018  $       850,864
------------------------------------------------------------------------------------------------------------
    1,215,000    Yonkers Parking Authority                           6.000       06/15/2024        1,264,317
                                                                                             ---------------
                                                                                               5,503,800,665
------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--12.7%
    2,435,000    Guam EDA (Royal Socio Apartments)                   9.500       11/01/2018        2,387,250
------------------------------------------------------------------------------------------------------------
      290,000    Guam Power Authority, Series A                      5.250       10/01/2023          281,065
------------------------------------------------------------------------------------------------------------
   20,000,000    Guam Power Authority, Series A                      5.250       10/01/2034       18,613,200
------------------------------------------------------------------------------------------------------------
    1,000,000    Northern Mariana Islands, Series A                  6.000       06/01/2020        1,068,130
------------------------------------------------------------------------------------------------------------
    8,010,000    Northern Mariana Islands, Series A                  6.250       03/15/2028        8,286,986
------------------------------------------------------------------------------------------------------------
   19,340,000    Northern Mariana Islands, Series A                  6.600       03/15/2028       21,179,814
------------------------------------------------------------------------------------------------------------
   10,000,000    Northern Mariana Islands, Series A                  7.375       06/01/2030       10,502,500
------------------------------------------------------------------------------------------------------------
    6,290,000    Puerto Rico Children's Trust Fund (TASC)            5.500       05/15/2039        5,770,257
------------------------------------------------------------------------------------------------------------
   21,405,000    Puerto Rico Children's Trust Fund (TASC)            5.625       05/15/2043       19,828,522
------------------------------------------------------------------------------------------------------------
    1,900,000    Puerto Rico Commonwealth GO                         5.000       07/01/2029        1,947,671
------------------------------------------------------------------------------------------------------------
   17,500,000    Puerto Rico Commonwealth GO                         5.000       07/01/2034       17,838,100
------------------------------------------------------------------------------------------------------------
    2,000,000    Puerto Rico Commonwealth GO                         5.125       07/01/2031        2,053,900
------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Electric Power Authority                5.250       07/01/2029           53,198
------------------------------------------------------------------------------------------------------------
      210,000    Puerto Rico Electric Power Authority                5.375       07/01/2030          214,578
------------------------------------------------------------------------------------------------------------
       30,000    Puerto Rico Electric Power Authority, Series NN     5.125       07/01/2029           31,076
------------------------------------------------------------------------------------------------------------
    4,700,000    Puerto Rico GO                                      5.000       07/01/2033        4,774,824
------------------------------------------------------------------------------------------------------------
      750,000    Puerto Rico HBFA                                    6.250       04/01/2029          768,338
------------------------------------------------------------------------------------------------------------
      110,000    Puerto Rico HFC                                     5.100       12/01/2018          114,500
------------------------------------------------------------------------------------------------------------
    2,030,000    Puerto Rico HFC                                     5.500       12/01/2023        2,133,307
------------------------------------------------------------------------------------------------------------
      100,000    Puerto Rico HFC                                     7.500       10/01/2015          100,187
------------------------------------------------------------------------------------------------------------
    2,640,000    Puerto Rico HFC                                     7.500       04/01/2022        2,665,793
------------------------------------------------------------------------------------------------------------
    3,150,000    Puerto Rico Highway & Transportation Authority      5.000       07/01/2028        3,214,481
------------------------------------------------------------------------------------------------------------
   50,440,000    Puerto Rico Highway & Transportation Authority,
                 Series D                                            5.250       07/01/2038       52,402,620
------------------------------------------------------------------------------------------------------------
    4,000,000    Puerto Rico Highway & Transportation Authority,
                 Series D                                            5.375       07/01/2036        4,206,400
------------------------------------------------------------------------------------------------------------
    6,000,000    Puerto Rico Highway & Transportation Authority,
                 Series G                                            5.000       07/01/2033        6,095,520
------------------------------------------------------------------------------------------------------------
   53,300,000    Puerto Rico Highway & Transportation Authority,
                 Series G                                            5.000       07/01/2042       53,777,568
------------------------------------------------------------------------------------------------------------
    1,250,000    Puerto Rico Highway & Transportation Authority,
                 Series J                                            5.125       07/01/2039        1,282,138
------------------------------------------------------------------------------------------------------------
      220,000    Puerto Rico Infrastructure                          7.500       07/01/2009          225,632
------------------------------------------------------------------------------------------------------------
    1,080,000    Puerto Rico ITEMECF (Ana G. Mendez University)      5.375       02/01/2019        1,127,142
------------------------------------------------------------------------------------------------------------
    1,575,000    Puerto Rico ITEMECF (Ana G. Mendez University)      5.375       12/01/2021        1,668,114
------------------------------------------------------------------------------------------------------------
    5,750,000    Puerto Rico ITEMECF (Ana G. Mendez University)      5.375       02/01/2029        5,898,005
------------------------------------------------------------------------------------------------------------
    6,315,000    Puerto Rico ITEMECF (Ana G. Mendez University)      5.500       12/01/2031        6,604,353
------------------------------------------------------------------------------------------------------------
   42,400,000    Puerto Rico ITEMECF (Congeneration Facilities)      6.625       06/01/2026       45,962,872


                         44 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   3,345,000    Puerto Rico ITEMECF
                 (Mennonite General Hospital)                        5.625%      07/01/2017  $     2,977,485
------------------------------------------------------------------------------------------------------------
      985,000    Puerto Rico ITEMECF
                 (Mennonite General Hospital)                        5.625       07/01/2027          823,332
------------------------------------------------------------------------------------------------------------
    8,735,000    Puerto Rico ITEMECF
                 (Mennonite General Hospital)                        6.500       07/01/2018        8,409,097
------------------------------------------------------------------------------------------------------------
   12,340,000    Puerto Rico ITEMECF
                 (Mennonite General Hospital)                        6.500       07/01/2026       11,546,538
------------------------------------------------------------------------------------------------------------
      750,000    Puerto Rico ITEMECF
                 (Ryder Memorial Hospital)                           6.400       05/01/2009          754,890
------------------------------------------------------------------------------------------------------------
    2,450,000    Puerto Rico ITEMECF
                 (Ryder Memorial Hospital)                           6.600       05/01/2014        2,450,368
------------------------------------------------------------------------------------------------------------
    5,250,000    Puerto Rico ITEMECF (Ryder Memorial Hospital)       6.700       05/01/2024        5,181,120
------------------------------------------------------------------------------------------------------------
    7,000,000    Puerto Rico ITEMECF
                 (San Lucas & Cristo Redentor Hospitals)             5.750       06/01/2029        4,971,610
------------------------------------------------------------------------------------------------------------
      500,000    Puerto Rico ITEMECF
                 (University of the Sacred Heart)                    5.250       09/01/2021          521,360
------------------------------------------------------------------------------------------------------------
    8,000,000    Puerto Rico ITEMECF
                 (University of the Sacred Heart)                    5.250       09/01/2031        8,161,600
------------------------------------------------------------------------------------------------------------
    1,000,000    Puerto Rico Port Authority (American Airlines),
                 Series A                                            6.250       06/01/2026          701,550
------------------------------------------------------------------------------------------------------------
   12,470,000    Puerto Rico Port Authority (American Airlines),
                 Series A                                            6.300       06/01/2023        8,810,803
------------------------------------------------------------------------------------------------------------
   52,715,000    Puerto Rico Public Buildings Authority              5.000       07/01/2036       53,552,114
------------------------------------------------------------------------------------------------------------
   57,835,000    Puerto Rico Public Buildings Authority              5.250       07/01/2033       60,565,969
------------------------------------------------------------------------------------------------------------
      325,000    Puerto Rico Public Buildings Authority              5.375       07/01/2033          364,549
------------------------------------------------------------------------------------------------------------
      120,000    Puerto Rico Public Buildings Authority              5.375       07/01/2033          126,388
------------------------------------------------------------------------------------------------------------
  136,350,000    Puerto Rico Public Finance Corp., Series E          5.500       08/01/2029      154,676,804
------------------------------------------------------------------------------------------------------------
   46,060,000    Puerto Rico Public Finance Corp., Series E          5.500       08/01/2029       48,768,328
------------------------------------------------------------------------------------------------------------
      112,707    Puerto Rico San Sebastian Garage Lease 2,4,5       10.000       09/16/2005          106,200
------------------------------------------------------------------------------------------------------------
    9,230,000    University of V.I. , Series A                       5.375       06/01/2034        9,562,649
------------------------------------------------------------------------------------------------------------
    2,040,000    University of V.I. , Series A                       6.250       12/01/2029        2,213,971
------------------------------------------------------------------------------------------------------------
    1,250,000    V.I. Government Refinery Facilities
                 (Hovensa Coker)                                     6.500       07/01/2021        1,369,800
------------------------------------------------------------------------------------------------------------
       45,000    V.I. Hsg. Finance Authority, Series A               6.450       03/01/2016           45,985
------------------------------------------------------------------------------------------------------------
   18,720,000    V.I. Public Finance Authority
                 (Gross Receipts Taxes Loan)                         5.000       10/01/2031       18,855,158
------------------------------------------------------------------------------------------------------------
      500,000    V.I. Public Finance Authority
                 (Gross Receipts Taxes Loan)                         5.000       10/01/2033          510,410
------------------------------------------------------------------------------------------------------------
   27,733,000    V.I. Public Finance Authority (Hovensa Coker)       6.500       07/01/2021       30,373,736
------------------------------------------------------------------------------------------------------------
    8,000,000    V.I. Public Finance Authority
                 (Hovensa Refinery)                                  6.125       07/01/2022        8,594,880
------------------------------------------------------------------------------------------------------------
   11,700,000    V.I. Public Finance Authority (Hovensa)             5.875       07/01/2022       12,432,186
------------------------------------------------------------------------------------------------------------
    1,550,000    V.I. Public Finance Authority Computer Lease 2      6.250       01/01/2005        1,550,000
------------------------------------------------------------------------------------------------------------
      750,000    V.I. Public Finance Authority, Series A             5.250       10/01/2024          790,013
------------------------------------------------------------------------------------------------------------
    1,000,000    V.I. Public Finance Authority, Series A             5.500       10/01/2018        1,044,830
------------------------------------------------------------------------------------------------------------
   16,220,000    V.I. Public Finance Authority, Series A             5.500       10/01/2022       16,878,694
------------------------------------------------------------------------------------------------------------
    7,500,000    V.I. Public Finance Authority, Series A             5.625       10/01/2025        7,797,075
------------------------------------------------------------------------------------------------------------
       50,000    V.I. Public Finance Authority, Series A             5.625       10/01/2025           52,191
------------------------------------------------------------------------------------------------------------
    3,830,000    V.I. Public Finance Authority, Series E             6.000       10/01/2022        3,937,393


                         45 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          VALUE
       AMOUNT                                                       COUPON         MATURITY       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   1,575,000    V.I. Water & Power Authority                        5.300%      07/01/2018  $     1,616,045
-------------------------------------------------------------------------------------------------------------
    3,515,000    V.I. Water & Power Authority                        5.300       07/01/2021        3,555,247
-------------------------------------------------------------------------------------------------------------
    2,500,000    V.I. Water & Power Authority                        5.500       07/01/2017        2,569,707
                                                                                             ----------------
                                                                                                 800,298,116

-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $6,159,195,985)--100.4%                                      6,304,098,781
-------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.4)                                                     (26,097,217)
                                                                                             ----------------
NET ASSETS--100.0%                                                                           $ 6,278,001,564
                                                                                             ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents a zero coupon bond.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2004 was $618,907,796, which represents 9.86% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

4. Non-income producing security.

5. Issue is in default. See Note 1 of Notes to Financial Statements.

6. When-issued security or forward commitment to be delivered and settled after December 31, 2004. See Note 1 of Notes to Financial Statements.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Represents the current interest rate for a variable or increasing rate security.


                         46 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS  December 31, 2004
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS        Association for Children with Down Syndrome

ACLD        Adults and Children with Learning and Developmental Disabilities

ADD         Aid to the Developmentally Disabled

ALIA        Alliance of Long Island Agencies

ARC         Association of Retarded Citizens

ASMF        Amsterdam Sludge Management Facility

CCSSVD      Central Council of the Society of St. Vincent dePaul

CFGA        Child and Family Guidance Association

CHSLI       Catholic Health Services of Long Island

CNGCS       Central Nassau Guidance and Counseling Services

COP         Certificates of Participation

CSD         Central School District

CSMR        Community Services for the Mentally Retarded

DA          Dormitory Authority

DDI         Developmental Disabilities Institute

DIAMONDS    Direct Investment of Accrued Municipals

EDA         Economic Development Authority

EFC         Environmental Facilities Corp.

ERDA        Energy Research and Development Authority

FHA         Federal Housing Agency

FREE        Family Residences and Essential Enterprises

GJSR        Gurwin Jewish Senior Residences

GO          General Obligation

GSHMC       Good Samaritan Hospital Medical Center

HBFA        Housing Bank and Finance Agency

HDC         Housing Development Corp.

HELP        Homeless Economic Loan Program

HFA         Housing Finance Agency/Authority

HFC         Housing Finance Corp.

HH          Harmony Heights, Inc.

HHS         Harmony Heights School

HJDOI       Hospital for Joint Diseases Orthopedic Institute

IDA         Industrial Development Agency

IFA         Interim Finance Authority

IGHL        Independent Group Home for Living

INFLOS      Inverse Floating Rate Securities

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities

JCC         Jewish Community Center

JDAM        Julia Dyckman Andrus Memorial

JFK         John Fitzgerald Kennedy

L.I.        Long Island

LGSC        Local Government Services Corporation

LILCO       Long Island Lighting Corporation

LRRHCF      Loretto Rest Residential Health Care Facility

LVH         Little Village House

MCH         Maryhaven Center of Hope

MMC         Mercy Medical Center

MSH/NYU     Mount Sinai Hospital/New York University

MTA         Metropolitan Transportation Authority

NH&HC       Nursing Home and Health Care

NIMO        Niagara Mohawk Power Corporation

NY/NJ       New York/New Jersey

NYC         New York City

NYS         New York State

NYSEG       New York State Electric and Gas

NYU         New York University

OBPWC       Ocean Bay Park Water Corporation

PSCH        Professional Service Centers for the Handicapped, Inc.

Res Rec     Resource Recovery Facility

RG&E        Rochester Gas and Electric

RIBS        Residual Interest Bonds

RITES       Residual Interest Tax Exempt Security

SCCC        Sullivan County Community College

SCHC        Senior Citizen Housing Corporation

SCHRC       St. Charles Hospital and Rehabilitation Center

SCSB        Schuyler Community Services Board

SCSMC       St. Catherine of Sienna Medical Center

SFH         St. Francis Hospital

SLCD        School for Language and Communication Development

SMCFS       St. Mary's Children and Family Services

SONYMA      State of New York Mortgage Agency

SSMH        Soldiers and Sailors Memorial Hospital

SUNY        State University of New York

SV          Sienna Village

TASC        Tobacco Settlement Asset-Backed Bonds

TFA         Transitional Finance Authority

TFABs       Tobacco Flexible Amortization Bonds

UCP/HCA     United Cerebral Palsy and Handicapped Children's Association

UCPAGS      United Cerebral Palsy Association of Greater Suffolk

UDC         Urban Development Corp.

VDRNs       Variable Demand Rate Notes

V.I.        United States Virgin Islands

WORCA       Working Organization for Retarded Children and Adults

WWH         Wyandach/Wheatley Heights

YMCA        Young Men's Christian Association


                         47 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS December 31, 2004
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                               MARKET VALUE     PERCENT
--------------------------------------------------------------------------------
Hospital/Health Care                                 $  732,574,658        11.6%
Tobacco Settlements                                     631,062,556        10.0
Electric Utilities                                      571,769,180         9.1
Highways/Railways                                       556,514,929         8.8
Airlines                                                496,204,941         7.9
General Obligation                                      422,428,655         6.7
Adult Living Facilities                                 365,637,114         5.8
Multifamily Housing                                     341,717,504         5.4
Sales Tax Revenue                                       288,734,669         4.6
Higher Education                                        275,255,577         4.4
Not-for-Profit Organization                             261,540,978         4.2
Water Utilities                                         245,946,792         3.9
Paper, Containers & Packaging                           186,850,726         3.0
Marine/Aviation Facilities                              164,711,404         2.6
Resource Recovery                                       120,604,695         1.9
Municipal Leases                                        109,701,458         1.8
Education                                               100,450,448         1.6
Single Family Housing                                    96,603,230         1.5
Manufacturing, Durable Goods                             89,823,822         1.4
Manufacturing, Non-Durable Goods                         82,119,575         1.3
Pollution Control                                        61,961,000         1.0
Special Assessment                                       40,330,203         0.6
Gas Utilities                                            32,318,340         0.5
Parking Fee Revenue                                      27,685,970         0.4
Hotels, Restaurants & Leisure                             1,550,357         0.0
                                                     ---------------------------
Total                                                $6,304,098,781       100.0%
                                                     ===========================


                         48 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        10.0%
AA                                                                         15.4
A                                                                          18.0
BBB                                                                        33.2
BB                                                                          4.2
B                                                                           0.1
CCC                                                                         6.6
Not Rated                                                                  12.5
                                                                         -------
Total                                                                     100.0%
                                                                         =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         49 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (cost $6,159,195,985)--see accompanying
statement of investments                                                            $  6,304,098,781
-----------------------------------------------------------------------------------------------------
Cash                                                                                       1,499,410
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                 109,956,070
Shares of beneficial interest sold                                                         8,678,390
Investments sold                                                                           4,709,926
Other                                                                                         56,848
                                                                                    -----------------
Total assets                                                                           6,428,999,425

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Notes payable to bank (interest rate 3.0000% at December 31, 2004)                       104,900,000
Investments purchased (including $32,140,000 purchased on a when-issued basis
or forward commitment)                                                                    35,037,416
Shares of beneficial interest redeemed                                                     6,625,393
Distribution and service plan fees                                                         2,676,259
Trustees' compensation                                                                     1,010,293
Transfer and shareholder servicing agent fees                                                216,871
Interest expense                                                                             159,748
Shareholder communications                                                                   149,305
Other                                                                                        222,576
                                                                                    -----------------
Total liabilities                                                                        150,997,861

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $  6,278,001,564
                                                                                    =================

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Paid-in capital                                                                     $  6,335,646,115
-----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                          5,510,090
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                            (208,057,437)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                               144,902,796
                                                                                    -----------------
NET ASSETS                                                                          $  6,278,001,564
                                                                                    =================


                         50 | ROCHESTER FUND MUNICIPALS

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$4,698,762,604 and 264,524,066 shares of beneficial interest outstanding)                     $ 17.76
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                      $ 18.65
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$1,073,376,421 and 60,476,705 shares of beneficial interest outstanding)                      $ 17.75
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $497,744,323
and 28,056,192 shares of beneficial interest outstanding)                                     $ 17.74
-----------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $8,118,216 and 457,097 shares of beneficial interest outstanding)                   $ 17.76

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         51 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $ 407,743,020

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      27,768,032
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               6,472,909
Class B                                                              11,292,305
Class C                                                               4,586,486
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,564,074
Class B                                                                 593,119
Class C                                                                 223,275
Class Y                                                                   1,149
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 167,536
Class B                                                                  66,737
Class C                                                                  23,110
Class Y                                                                     448
--------------------------------------------------------------------------------
Accounting service fees                                               1,797,931
--------------------------------------------------------------------------------
Interest expense                                                      1,298,609
--------------------------------------------------------------------------------
Custodian fees and expenses                                             341,899
--------------------------------------------------------------------------------
Trustees' compensation                                                  248,976
--------------------------------------------------------------------------------
Other                                                                   471,128
                                                                  --------------
Total expenses                                                       56,917,723
Less reduction to custodian expenses                                    (32,340)
                                                                  --------------
Net expenses                                                         56,885,383

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               350,857,637

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                    (38,366,025)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 94,781,929

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 407,273,541
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         52 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                    2004               2003
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income                                           $   350,857,637    $   361,925,409
---------------------------------------------------------------------------------------------------
Net realized loss                                                   (38,366,025)       (67,477,223)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 94,781,929        134,767,140
                                                                -----------------------------------
Net increase in net assets resulting from operations                407,273,541        429,215,326

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (272,651,228)      (264,497,024)
Class B                                                             (60,767,414)       (70,438,857)
Class C                                                             (24,573,155)       (24,428,144)
Class Y                                                                (542,368)          (743,767)

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                             431,796,391       (121,893,999)
Class B                                                            (164,466,975)      (123,811,036)
Class C                                                              51,246,009        (32,773,952)
Class Y                                                              (1,008,130)        (3,100,020)

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total increase (decrease)                                           366,306,671       (212,471,473)
---------------------------------------------------------------------------------------------------
Beginning of period                                               5,911,694,893      6,124,166,366
                                                                -----------------------------------
End of period (including accumulated net investment income of
$5,510,090 and $13,550,832, respectively)                       $ 6,278,001,564    $ 5,911,694,893
                                                                ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         53 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED DECEMBER 31,                      2004            2003           2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  17.62       $   17.38      $   17.52       $    17.67       $  16.78
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    1.07 1          1.11           1.08             1.06           1.04
Net realized and unrealized gain (loss)                   .16             .23           (.15)            (.17)           .89
                                                     ----------------------------------------------------------------------------
Total from investment operations                         1.23            1.34            .93              .89           1.93
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (1.09)          (1.10)         (1.07)           (1.04)         (1.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  17.76       $   17.62      $   17.38       $    17.52       $  17.67
                                                     ============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       7.25%           8.12%          5.46%            5.14%         11.93%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $  4,699       $   4,228      $   4,299       $    4,073       $  3,536
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $  4,387       $   4,100      $   4,292       $    3,893       $  3,341
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    6.09%           6.49%          6.18%            5.97%          6.07%
Total expenses                                           0.72%           0.71%          0.72%            0.72%          0.78%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 4           N/A 4,5       0.71% 4,6        0.70% 4,6      0.74% 4,6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    14%             18%            29%              11%            26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         54 | ROCHESTER FUND MUNICIPALS

CLASS B     YEAR ENDED DECEMBER 31,                      2004            2003           2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  17.60       $   17.36      $   17.51       $    17.66       $  16.77
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .91 1           .96            .93              .91            .89
Net realized and unrealized gain (loss)                   .18             .23           (.16)            (.17)           .90
                                                     ----------------------------------------------------------------------------
Total from investment operations                         1.09            1.19            .77              .74           1.79
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.94)           (.95)          (.92)            (.89)          (.90)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  17.75       $   17.60      $   17.36       $    17.51       $  17.66
                                                     ============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       6.40%           7.19%          4.50%            4.25%         10.98%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $  1,073       $   1,231      $   1,342       $    1,157       $    803
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $  1,130       $   1,259      $   1,275       $      997       $    711
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    5.23%           5.62%          5.32%            5.10%          5.19%
Total expenses                                           1.59%           1.58%          1.58%            1.58%          1.65%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 4           N/A 4,5       1.57% 4,6        1.56% 5,6      1.60% 5,6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    14%             18%            29%              11%            26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         55 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED DECEMBER 31,                      2004            2003           2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  17.59       $   17.36      $   17.50       $    17.66       $  16.76
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .91 1           .96            .93              .91            .89
Net realized and unrealized gain (loss)                   .18             .22           (.15)            (.18)           .91
                                                     ----------------------------------------------------------------------------
Total from investment operations                         1.09            1.18            .78              .73           1.80
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.94)           (.95)          (.92)            (.89)          (.90)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  17.74       $   17.59      $   17.36       $    17.50       $  17.66
                                                     ============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       6.40%           7.14%          4.57%            4.19%         11.06%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $    498       $     443      $     471       $      429       $    259
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $    459       $     436      $     460       $      356       $    225
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    5.22%           5.62%          5.32%            5.09%          5.20%
Total expenses                                           1.59%           1.58%          1.58%            1.57%          1.63%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 4           N/A 4,5       1.57% 4,6        1.55% 4,6      1.59% 4,6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    14%             18%            29%              11%            26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         56 | ROCHESTER FUND MUNICIPALS

CLASS Y     YEAR ENDED DECEMBER 31,                      2004            2003           2002             2001          2000 1
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  17.61       $   17.38      $   17.52       $    17.67       $  16.88
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    1.10 2          1.14           1.10             1.08            .70
Net realized and unrealized gain (loss)                   .17             .21           (.15)            (.17)           .78
                                                     ----------------------------------------------------------------------------
Total from investment operations                         1.27            1.35            .95              .91           1.48
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (1.12)          (1.12)         (1.09)           (1.06)          (.69)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  17.76       $   17.61      $   17.38       $    17.52       $  17.67
                                                     ============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       7.50%           8.16%          5.57%            5.25%          8.97%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $      8       $       9      $      12       $       12       $     11
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $      8       $      11      $      12       $       12       $     10
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    6.27%           6.79%          6.30%            6.08%          6.07%
Total expenses                                           0.55%           0.61%          0.62%            0.62%          0.68%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 5           N/A 5         0.61% 5,6        0.60% 5,6      0.64% 5,6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    14%             18%            29%              11%            26%

1. For the period from April 28, 2000 (inception of offering) to December 31, 2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         57 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Rochester Fund Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with


                         58 | ROCHESTER FUND MUNICIPALS
remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2004, the Fund had purchased $32,140,000 of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $590,301,309 as of December 31, 2004. Including the effect of leverage, inverse floaters represent 16.80% of the Fund's total assets as of December 31, 2004.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2004, securities with an aggregate market value of $6,466,296, representing 0.10% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                         59 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                            NET UNREALIZED
                                                              APPRECIATION
                                                          BASED ON COST OF
                                                            SECURITIES AND
  UNDISTRIBUTED   UNDISTRIBUTED           ACCUMULATED    OTHER INVESTMENTS
  NET INVESTMENT      LONG-TERM                  LOSS   FOR FEDERAL INCOME
  INCOME                   GAIN  CARRYFORWARD 1,2,3,4         TAX PURPOSES
  ------------------------------------------------------------------------
  $7,085,235                $--          $199,101,185         $135,946,546

1. As of December 31, 2004, the Fund had $199,101,185 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2004, details of the capital loss carryforwards were as follows:

                        EXPIRING
                        ----------------------
                        2005     $   5,760,047
                        2006         4,332,921
                        2007        41,458,446
                        2008        48,591,026
                        2011        68,625,845
                        2012        30,332,900
                                 -------------
                        Total    $ 199,101,185
                                 =============

2. During the fiscal year ended December 31, 2004, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended December 31, 2003, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended December 31, 2004, $3,560,645 of unused capital loss carryforward expired.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Fund were unaffected by the reclassifications.


                         60 | ROCHESTER FUND MUNICIPALS

                            REDUCTION TO          REDUCTION TO
                             ACCUMULATED       ACCUMULATED NET
        REDUCTION TO      NET INVESTMENT         REALIZED LOSS
        PAID-IN CAPITAL           INCOME      ON INVESTMENTS 5
        ------------------------------------------------------
        $3,196,431              $364,214            $3,560,645

5. $364,214 was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                        YEAR ENDED             YEAR ENDED
                                 DECEMBER 31, 2004      DECEMBER 31, 2003
    ---------------------------------------------------------------------
    Distributions paid from:
    Exempt-interest dividends         $358,534,165           $360,107,792

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities       $6,168,152,235
                                             ===============

        Gross unrealized appreciation        $  273,127,538
        Gross unrealized depreciation          (137,180,992)
                                             ---------------
        Net unrealized appreciation          $  135,946,546
                                             ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 2004, the Fund's projected benefit obligations were increased by $110,437 and payments of $14,819 were made to retired trustees, resulting in an accumulated liability of $830,077 as of December 31, 2004.

      In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is elected after September 1995 may be eligible to receive benefits thereunder. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. During the year ended December 31, 2004, payments of $60,750 were made to retired trustees. As of December 31, 2004, the Fund had recognized an accumulated liability of $118,125.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining


                         61 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                         62 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                 SHARES             AMOUNT          SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                         46,521,892     $  815,106,857      31,968,251      $  545,936,442
Dividends and/or
distributions reinvested                      8,491,183        148,621,535       9,003,352         153,817,637
Redeemed                                    (30,527,851)      (531,932,001)    (48,331,277)       (821,648,078)
                                            -------------------------------------------------------------------
Net increase (decrease)                      24,485,224     $  431,796,391      (7,359,674)     $ (121,893,999)
                                            ===================================================================

---------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                          5,986,622     $  104,928,366       8,236,496      $  140,702,835
Dividends and/or
distributions reinvested                      1,972,158         34,491,896       2,559,786          43,684,161
Redeemed                                    (17,438,391)      (303,887,237)    (18,121,088)       (308,198,032)
                                            -------------------------------------------------------------------
Net decrease                                 (9,479,611)    $ (164,466,975)     (7,324,806)     $ (123,811,036)
                                            ===================================================================

---------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                          6,761,505     $  118,507,396       4,623,365      $   79,157,974
Dividends and/or
distributions reinvested                        805,567         14,083,421         957,977          16,341,183
Redeemed                                     (4,677,791)       (81,344,808)     (7,557,987)       (128,273,109)
                                            -------------------------------------------------------------------
Net increase (decrease)                       2,889,281     $   51,246,009      (1,976,645)     $  (32,773,952)
                                            ===================================================================

---------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                                 --     $           --              --      $           --
Dividends and/or
distributions reinvested                             --                 --              --                  --
Redeemed                                        (58,749)        (1,008,130)       (179,098)         (3,100,020)
                                            -------------------------------------------------------------------
Net decrease                                    (58,749)    $   (1,008,130)       (179,098)     $   (3,100,020)
                                            ===================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2004, were $1,114,653,165 and $745,434,233, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.54% of the first $100 million of average daily net assets, 0.52% on the next $150 million, 0.47% on the next $1.75 billion of average daily net assets, 0.46% on the next $3 billion, and 0.45% of average daily net assets over $5 billion. Effective January 1, 2005, the Fund pays the Manager an advisory fee at an annual rate of 0.54% of the first


                         63 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

$100 million of average daily net assets, 0.52% on the next $150 million, 0.47% on the next $1.75 billion, 0.46% on the next $3 billion, 0.45% on the next $3 billion and 0.44% of average daily net assets over $8 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2004, the Fund paid $1,797,931 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2004, the Fund paid $2,391,378 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) Fees. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to


                         64 | ROCHESTER FUND MUNICIPALS
payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2004 for Class B and Class C shares were $37,893,512 and $11,067,836, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A        CLASS B        CLASS C
                          CLASS A     CONTINGENT     CONTINGENT     CONTINGENT
                        FRONT-END       DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                      RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED            DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
------------------------------------------------------------------------------
December 31, 2004     $ 1,926,707       $ 63,952    $ 2,288,830       $ 46,687

------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum. This agreement terminated on January 21, 2005.


                         65 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BANK BORROWINGS Continued

      The Fund had borrowings outstanding of $104,900,000 at December 31, 2004 at an interest rate of 3.0%. For the year ended December 31, 2004, the average month-end balance was $57,869,429 at an average daily interest rate of 2.189%. The Fund had gross borrowings and gross loan repayments of $900,700,000 and $850,200,000, respectively, during the year ended December 31, 2004. The maximum amount of borrowings outstanding at any month-end was $147,000,000. The Fund paid commitment fees of $43,889 and interest of $1,097,617 during the year ended December 31, 2004.

      Effective January 21, 2005 the Fund has entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.30% as of January 21, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings and is allocated its pro-rata share of a 0.13% per annum commitment fee with respect to the facility size.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits.


                         66 | ROCHESTER FUND MUNICIPALS

The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         67 | ROCHESTER FUND MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ROCHESTER FUND MUNICIPALS:

We have audited the accompanying statement of assets and liabilities of Rochester Fund Municipals, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rochester Fund Municipals as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
February 8, 2005


                         68 | ROCHESTER FUND MUNICIPALS

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      100% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 100% of the dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (91.5%), Puerto Rico (6.8%), Guam (0.3%), Virgin Islands (1.4%).

      During 2004, 30.9% of this tax-exempt income was derived from "private activity bonds". These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the Alternative Minimum Tax, the interest from these bonds is considered a preference item.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         69 | ROCHESTER FUND MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         70 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY
FUND, LENGTH OF SERVICE, AGE      TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,               Principal of Courtney Associates, Inc. (venture capital firm); former General Partner of
Chairman of the                   Trivest Venture Fund (private venture capital fund); former President of Investment
Board of Trustees,                Counseling Federated Investors, Inc.; Trustee of the following open-end investment
Trustee (since 1995)              companies: Cash Assets Trust, PIMCO ADVISORS VIT, Tax Free Trust of Arizona and 4 funds
Age: 71                           for the Hawaiian Tax Free Trust. Oversees 11 portfolios in the OppenheimerFunds complex.

JOHN CANNON,                      Director, Neuberger Berman Income Managers Trust, Neuberger & Berman Income Funds and
Trustee (since 1992)              Neuberger Berman Trust, (1995-present); Neuberger Berman Equity Funds (November
Age: 75                           2000-present); Trustee, Neuberger Berman Mutual Funds (October 1994-present); formerly
                                  Chairman and Treasurer, CDC Associates, a registered investment adviser (December
                                  1993-February 1996); Independent Consultant; Chief Investment Officer, CDC Associates
                                  (1996-June 2000); Consultant and director, CDC Associates (December 1993-February 1999).
                                  Oversees 3 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,                  Principal of Clinton Management Associates (1996-present) (a financial and venture capital
Trustee (since 1995)              consulting firm); Trustee of Pimco Advisors VIT (open-end investment company). Formerly a
Age: 73                           director or trustee of the following open-end investment companies: OCC Cash Reserves,
                                  Inc. (1989-December 2002), Capital Cash Management Trust (1979-December 2004), Prime Cash
                                  Fund and Narragansett Insured Tax-Free Income Fund (1996-December 2004). Oversees 10
                                  portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1998)              OppenheimerFunds complex.
Age: 71

LACY B. HERRMANN,                 Chairman and Chief Executive Officer of Aquila Management Corporation, the sponsoring
Trustee (since 1995)              organization and manager, administrator and/or sub-adviser to the following open-end
Age: 75                           investment companies, and Chairman of the Board of Trustees and President of each:
                                  Churchill Cash Reserves Trust, Aquila-Cascadia Equity Fund, Cash Assets Trust, Prime Cash
                                  Fund, Narragansett Insured Tax-Free Income Fund, Tax-Free Fund For Utah, Churchill
                                  Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free Trust of Oregon, Tax-Free
                                  Trust of Arizona, and Aquila Rocky Mountain Equity Fund and PIMCO ADVISORS VIT; Vice
                                  President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital
                                  Cash Management Trust ("CCMT"), and an Officer and Trustee/Director of its predecessors;
                                  President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT;
                                  Chairman, President and a Director of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves; Trustee Emeritus of
                                  Brown University. Formerly Chairman of the Board of Trustees and President of Hawaiian
                                  Tax-Free Trust. Oversees 11 portfolios in the OppenheimerFunds complex.


                         71 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN WRUBLE,                     General Partner (since September 1995) of Odyssey Partners, L.P. (hedge funds in
Trustee (since 2001)              distribution since 1/1/97); Director (since September 2004) of Special Value Opportunities
Age: 61                           Fund, LLC; Investment Advisory Board (since October 2004) of Zurich Financial Services;
                                  Board of Governing Trustees (since August 1990) of The Jackson Laboratory (genetics laboratory, non profit); Trustee (since May 1992) of Institute for Advanced Study
                                  (educational institute); Formerly Special Limited Partner (1999-2004) and Managing
                                  Principal (through December 1998) of Odyssey Investment Partners, LLC (private equity investment); Trustee (2000-2002) of Research Foundation of AIMR (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (economics research) (August 1990-September 2001); Director of Ray & Berendtson, Inc. (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------
OFFICERS                          THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MURPHY AND ZACK,
                                  TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, AND
                                  FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924, FOR MR.
                                  FIELDING, 350 LINDEN OAKS, ROCHESTER, NY 14625. EACH OFFICER SERVES FOR AN ANNUAL TERM OR
                                  UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and director (since June 2001) and President (since
President (since 2001)            September 2000) of the Manager; President and a director or trustee of other Oppenheimer
Age: 55                           funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp. (the
                                  Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds
                                  Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                                  of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                                  OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI
                                  Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity
                                  Investment Management Corporation and Tremont Capital Management, Inc. (since November
                                  2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                  July 2001); President (since November 1, 2001) and a director (since July 2001) of
                                  Oppenheimer Real Asset Management, Inc.; Executive Vice President (since February 1997) of
                                  Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director
                                  (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company Institute's Board of
                                  Governors (elected to serve from October 3, 2003 through September 30, 2006). Formerly,
                                  Chief Operating Officer (September 2000-June 2001) of the Manager; President and trustee
                                  (November 1999-November 2001) of MML Series Investment Fund and MassMutual Institutional
                                  Funds (open-end investment companies); a director (September 1999-August 2000) of C.M.
                                  Life Insurance Company; President, Chief Executive Officer and director (September
                                  1999-August 2000) of MML Bay State Life Insurance Company; a director (June 1989-June
                                  1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of
                                  Emerald Isle Bancorp). Oversees 62 portfolios as Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.

RONALD H. FIELDING,               Senior Vice President (since January 1996) of the Manager; Chairman of the Rochester
Vice President (since 1996)       Division of the Manager (since January 1996); an officer of 9 portfolios in the
Age: 55                           OppenheimerFunds complex.


                         72 | ROCHESTER FUND MUNICIPALS

BRIAN W. WIXTED,                  Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of
Treasurer (since 1999)            HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Age: 45                           Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
                                  Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since
                                  March 2000), of OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May
                                  2000), of OFI Institutional Asset Management, Inc. (since November 2000), and of
                                  OppenheimerFunds Legacy Program (a Colorado non-profit corporation) (since June 2003);
                                  Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer
                                  Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset Management Corporation
                                  (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                  Principal and Chief Operating Officer (March 1995-March 1999) at Bankers Trust
                                  Company-Mutual Fund Services Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since February 2002) of
Secretary (since 2001)            the Manager; General Counsel and a director (since November 2001) of the Distributor;
Age: 56                           General Counsel (since November 2001) of Centennial Asset Management Corporation; Senior
                                  Vice President and General Counsel (since November 2001) of HarbourView Asset Management
                                  Corporation; Secretary and General Counsel (since November 2001) of Oppenheimer
                                  Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                  OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and a
                                  director (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                                  (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice President,
                                  General Counsel and a director (since November 2001) of Shareholder Financial Services,
                                  Inc., Shareholder Services, Inc., OFI Private Investments, Inc. and OFI Trust Company;
                                  Vice President (since November 2001) of OppenheimerFunds Legacy Program; Senior Vice
                                  President and General Counsel (since November 2001) of OFI Institutional Asset Management,
                                  Inc.; a director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior
                                  Vice President (May 1985-December 2003), Acting General Counsel (November 2001-February
                                  2002) and Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                  Secretary of Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                  Services, Inc. (November 1989-November 2001); and OppenheimerFunds International Ltd.
                                  (October 1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager; Vice
Vice President and                President (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer          Management Corporation and Shareholder Services, Inc. Formerly (until February 2004) Vice
(since 2004)                      President and Director of Internal Audit of the Manager. An officer of 83 portfolios in
Age: 54                           the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                         73 | ROCHESTER FUND MUNICIPALS

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $50,000 in fiscal 2004 and $45,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services.
            Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $714 in fiscal 2004 and $962 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $46,214 in fiscal 2004 and $5,962 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

      The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)